Investment Portfolio	as of March 31, 2021 (Unaudited)
DWS Small Cap Index VIP
	Shares	Value ($)

Common Stocks 99.2%
Communication Services 2.4%
Diversified Telecommunication Services 0.7%
Alaska Communications Systems Group, Inc.	8,698	28,268
Anterix, Inc.*	1,751	82,577
ATN International, Inc.	1,817	89,251
Bandwidth, Inc. “A”*	3,134	397,203
Cincinnati Bell, Inc.*	8,061	123,736
Cogent Communications Holdings, Inc.	6,973	479,463
Consolidated Communications Holdings, Inc.* (a)	12,394	89,237
IDT Corp. “B”*	3,116	70,609
Iridium Communications, Inc.*	19,459	802,684
Liberty Latin America Ltd. “A”*	7,208	92,479
Liberty Latin America Ltd. “C”*	25,145	326,382
Ooma, Inc.*	3,608	57,187
Orbcomm, Inc.*	11,600	88,508
Vonage Holdings Corp.*	38,258	452,210
		3,179,794
Entertainment 0.4%
AMC Entertainment Holdings, Inc. “A” (a)	61,837	631,356
Cinemark Holdings, Inc.	17,474	356,644
Eros STX Global Corp*	26,261	47,533
Gaia, Inc.*	2,099	24,957
Glu Mobile, Inc.*	24,365	304,075
IMAX Corp.*	8,081	162,428
Liberty Media Corp.-Liberty Braves “A”*	1,773	50,548
Liberty Media Corp.-Liberty Braves “C”*	5,924	164,806
LiveXLive Media, Inc.*	7,885	34,221
Marcus Corp. (a)	3,616	72,284
		1,848,852
Interactive Media & Services 0.4%
Cargurus, Inc.*	14,300	340,769
Cars.com, Inc.*	11,167	144,724
DHI Group, Inc.*	8,677	29,068
Eventbrite, Inc. “A”*	10,319	228,669
EverQuote, Inc. “A”*	2,193	79,584
Liberty TripAdvisor Holdings, Inc. “A”*	12,197	77,817
MediaAlpha, Inc. “A”*	2,900	102,747
QuinStreet, Inc.*	7,763	157,589
TrueCar, Inc.*	16,566	79,268
Yelp, Inc.*	11,757	458,523
		1,698,758
Media 0.8%
AMC Networks, Inc. “A”*	4,592	244,111
Boston Omaha Corp. “A”*	2,173	64,234
Cardlytics, Inc.*	4,871	534,349
comScore, Inc.*	10,039	36,743
Daily Journal Corp.*	202	63,923
Emerald Holding, Inc.*	4,554	25,138

Entercom Communications Corp. “A”	18,721	98,285
Entravision Communications Corp. “A”	10,318	41,685
Fluent, Inc.*	6,063	24,858
Gannett Co., Inc.*	21,472	115,519
Gray Television, Inc.	14,150	260,360
Hemisphere Media Group, Inc.*	2,832	32,993
iHeartMedia, Inc. “A”*	9,713	176,291
Loral Space & Communications, Inc.	2,178	82,045
Meredith Corp.	6,427	191,396
MSG Networks, Inc. “A”* (a)	4,831	72,658
National CineMedia, Inc.	10,791	49,854
Saga Communications, Inc. “A”	704	15,382
Scholastic Corp.	4,788	144,167
Sinclair Broadcast Group, Inc. “A”	7,121	208,361
TechTarget, Inc.*	3,885	269,813
TEGNA, Inc.	35,763	673,417
The E.W. Scripps Co. “A”	9,108	175,511
Tribune Publishing Co.	2,716	48,861
WideOpenWest, Inc.*	8,264	112,308
		3,762,262
Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.*	6,879	96,788
Gogo, Inc.* (a)	9,006	86,998
Shenandoah Telecommunications Co.	7,883	384,769
Spok Holdings, Inc.	2,968	31,134
		599,689
Consumer Discretionary 14.5%
Auto Components 1.4%
Adient PLC*	15,416	681,387
American Axle & Manufacturing Holdings, Inc.*	18,340	177,164
Cooper Tire & Rubber Co.	8,236	461,051
Cooper-Standard Holdings, Inc.*	2,638	95,812
Dana, Inc.	23,658	575,599
Dorman Products, Inc.*	4,357	447,202
Fox Factory Holding Corp.*	6,749	857,528
Gentherm, Inc.*	5,379	398,638
Goodyear Tire & Rubber Co.*	37,741	663,109
LCI Industries	4,010	530,443
Modine Manufacturing Co.*	7,910	116,831
Motorcar Parts of America, Inc.*	2,880	64,800
Patrick Industries, Inc.	3,642	309,570
Standard Motor Products, Inc.	3,413	141,913
Stoneridge, Inc.*	4,204	133,729
Tenneco, Inc. “A”*	8,519	91,324
Visteon Corp.*	4,540	553,653
Xpel, Inc.*	2,661	138,186
		6,437,939
Automobiles 0.1%
Winnebago Industries, Inc.	5,077	389,457
Workhorse Group, Inc.* (a)	15,400	212,058
		601,515
Distributors 0.1%
Core-Mark Holding Co., Inc.	7,253	280,619
Funko, Inc. “A”*	3,752	73,839

Greenlane Holdings, Inc. “A”*	2,508	13,305
Weyco Group, Inc.	960	20,765
		388,528
Diversified Consumer Services 0.5%
Adtalem Global Education, Inc.*	8,164	322,805
American Public Education, Inc.*	2,430	86,581
Aspen Group Inc/co*	3,697	22,182
Carriage Services, Inc.	2,576	90,649
Houghton Mifflin Harcourt Co.* (a)	17,172	130,851
Laureate Education, Inc. “A”*	17,543	238,409
OneSpaWorld Holdings Ltd.*	7,077	75,370
Perdoceo Education Corp.*	11,252	134,574
Regis Corp.* (a)	4,169	52,363
Strategic Education, Inc.	3,919	360,195
Stride, Inc.*	6,659	200,503
Universal Technical Institute, Inc.*	5,347	31,226
Vivint Smart Home, Inc.*	13,176	188,680
WW International, Inc.*	7,686	240,418
		2,174,806
Hotels, Restaurants & Leisure 4.0%
Accel Entertainment, Inc.*	8,203	89,659
Bally's Corp.	2,918	189,612
Biglari Holdings, Inc. “A”*	15	10,133
Biglari Holdings, Inc. “B”*	164	21,773
BJ's Restaurants, Inc.*	3,595	208,798
Bloomin' Brands, Inc.	14,275	386,139
Bluegreen Vacations Corp.	993	10,704
Bluegreen Vacations Holding Co.*	2,204	40,862
Boyd Gaming Corp.*	13,226	779,805
Brinker International, Inc.	7,393	525,347
Caesars Entertainment, Inc.*	29,339	2,565,695
Carrols Restaurant Group, Inc.*	5,337	31,942
Century Casinos, Inc.*	4,779	49,080
Churchill Downs, Inc.	6,185	1,406,593
Chuy's Holdings, Inc.*	3,124	138,456
Cracker Barrel Old Country Store, Inc.	3,863	667,835
Dave & Buster's Entertainment, Inc.*	7,188	344,305
Del Taco Restaurants, Inc.	4,606	44,125
Denny's Corp.*	10,081	182,567
Dine Brands Global, Inc.	2,540	228,676
El Pollo Loco Holdings, Inc.*	3,155	50,859
Everi Holdings, Inc.*	13,378	188,764
Fiesta Restaurant Group, Inc.*	2,630	33,112
Gan Ltd.* (a)	5,220	95,004
Golden Entertainment, Inc.*	2,810	70,981
Hilton Grand Vacations, Inc.*	13,908	521,411
International Game Technology PLC	16,172	259,561
Jack in the Box, Inc.	3,743	410,906
Kura Sushi USA, Inc. “A”*	598	18,921
Lindblad Expeditions Holdings, Inc.*	3,972	75,071
Marriott Vacations Worldwide Corp.	6,600	1,149,588
Monarch Casino & Resort, Inc.*	2,034	123,301
Nathan's Famous, Inc.	497	31,356
NEOGAMES SA*	925	33,087
Noodles & Co.*	5,453	56,438
Papa John's International, Inc.	5,327	472,185
Penn National Gaming, Inc.*	25,384	2,661,258
PlayAGS, Inc.*	4,708	38,041

RCI Hospitality Holdings, Inc. (a)	1,348	85,719
Red Robin Gourmet Burgers, Inc.*	2,426	96,773
Red Rock Resorts, Inc. “A”	10,724	349,495
Ruth's Hospitality Group, Inc.*	5,428	134,777
Scientific Games Corp. “A”*	9,308	358,544
SeaWorld Entertainment, Inc.*	8,302	412,360
Shake Shack, Inc. “A”*	5,713	644,255
Target Hospitality Corp.*	4,513	11,328
Texas Roadhouse, Inc.*	10,697	1,026,270
The Cheesecake Factory, Inc.	6,920	404,889
Wingstop, Inc.	4,821	613,087
		18,349,447
Household Durables 2.2%
Beazer Homes U.S.A., Inc.*	4,771	99,809
Casper Sleep, Inc.*	4,361	31,574
Cavco Industries, Inc.* (a)	1,491	336,385
Century Communities, Inc.*	4,763	287,304
Ethan Allen Interiors, Inc.	3,631	100,252
GoPro, Inc. “A”* (a)	19,597	228,109
Green Brick Partners, Inc.*	4,986	113,082
Hamilton Beach Brands Holding Co. “A”	1,206	21,865
Helen of Troy Ltd.*	3,978	838,006
Hooker Furniture Corp.	1,785	65,081
Installed Building Products, Inc.	3,723	412,806
iRobot Corp.*	4,495	549,199
KB HOME	14,501	674,732
La-Z-Boy, Inc.	7,265	308,617
Legacy Housing Corp.*	1,436	25,460
LGI Homes, Inc.*	3,632	542,294
Lifetime Brands, Inc.	2,187	32,127
Lovesac Co.*	1,575	89,145
M.D.C. Holdings, Inc.	9,171	544,757
M/I Homes, Inc.*	4,527	267,410
Meritage Homes Corp.*	6,051	556,208
Purple Innovation, Inc.*	5,293	167,523
Skyline Champion Corp.*	8,587	388,648
Sonos, Inc.*	19,614	734,937
Taylor Morrison Home Corp.*	20,513	632,006
TopBuild Corp.*	5,389	1,128,618
TRI Pointe Group, Inc.*	20,493	417,237
Tupperware Brands Corp.*	8,001	211,306
Turtle Beach Corp.*	2,381	63,501
Universal Electronics, Inc.*	2,189	120,329
VOXX International Corp.*	3,179	60,592
		10,048,919
Internet & Direct Marketing Retail 0.8%
1-800 FLOWERS.COM, Inc. “A”* (a)	4,254	117,453
CarParts.com, Inc.* (a)	5,688	81,225
Duluth Holdings, Inc. “B”*	1,836	31,102
Groupon, Inc.*	3,749	189,493
Lands' End, Inc.*	1,999	49,595
Liquidity Services, Inc.*	4,310	80,080
Magnite, Inc.*	18,025	750,020
Overstock.com, Inc.*	6,955	460,838
PetMed Express, Inc. (a)	3,112	109,465
Quotient Technology, Inc.*	14,226	232,453
RealReal, Inc.*	10,379	234,877
Shutterstock, Inc.	3,560	316,982

Stamps.com, Inc.*	2,769	552,443
Stitch Fix, Inc. “A”* (a)	9,631	477,120
Waitr Holdings, Inc.*	14,195	41,591
		3,724,737
Leisure Products 0.6%
Acushnet Holdings Corp.	5,531	228,596
American Outdoor Brands, Inc.*	2,303	58,036
Callaway Golf Co.	15,208	406,814
Clarus Corp.	3,712	63,290
Escalade, Inc.	1,819	38,035
Johnson Outdoors, Inc. “A”	824	117,626
Malibu Boats, Inc. “A”*	3,383	269,557
Marine Products Corp.	1,244	20,240
MasterCraft Boat Holdings, Inc.*	2,878	76,526
Nautilus, Inc.* (a)	4,789	74,900
Smith & Wesson Brands, Inc.	8,948	156,143
Sturm, Ruger & Co., Inc.	2,777	183,476
Vista Outdoor, Inc.*	9,479	303,992
YETI Holdings, Inc.*	13,034	941,185
		2,938,416
Multiline Retail 0.3%
Big Lots, Inc.	6,051	413,283
Dillard's, Inc. “A” (a)	1,160	112,021
Franchise Group, Inc.	3,646	131,657
Macy's, Inc.* (a)	50,913	824,282
		1,481,243
Specialty Retail 3.5%
Aaron's Co., Inc.	5,325	136,746
Abercrombie & Fitch Co. “A”	10,167	348,830
Academy Sports & Outdoors, Inc.*	4,784	129,120
American Eagle Outfitters, Inc. (a)	24,594	719,129
America's Car-Mart, Inc.*	1,007	153,437
Asbury Automotive Group, Inc.*	3,140	617,010
At Home Group, Inc.*	8,894	255,258
Bed Bath & Beyond, Inc.	19,808	577,403
Boot Barn Holdings, Inc.*	4,655	290,053
Caleres, Inc.	5,837	127,247
Camping World Holdings, Inc. “A”	5,270	191,723
Cato Corp. “A”	3,675	44,100
Chico's FAS, Inc. (a)	18,718	61,957
Citi Trends, Inc.	1,554	130,194
Conn's, Inc.* (a)	3,031	58,953
Designer Brands, Inc. “A”	9,826	170,972
Envela Corp.*	1,440	7,229
Express, Inc.*	9,755	39,215
GameStop Corp. “A”* (a)	9,321	1,769,312
Genesco, Inc.*	2,316	110,010
Group 1 Automotive, Inc.	2,839	447,966
Growgeneration Corp.* (a)	6,642	330,041
Guess?, Inc.	6,542	153,737
Haverty Furniture Companies, Inc.	2,641	98,219
Hibbett Sports, Inc.*	2,660	183,247
Lithia Motors, Inc. “A”	4,237	1,652,811
Lumber Liquidators Holdings, Inc.*	4,647	116,733
MarineMax, Inc.*	3,465	171,032
Monro, Inc.	5,379	353,938
Murphy USA, Inc.	4,192	605,995

National Vision Holdings, Inc.* (a)	13,093	573,866
Odp Corp.	8,756	379,047
OneWater Marine, Inc. “A”*	1,661	66,374
Rent-A-Center, Inc.	7,900	455,514
RH*	2,570	1,533,262
Sally Beauty Holdings, Inc.*	18,385	370,090
Shoe Carnival, Inc.	1,444	89,355
Signet Jewelers Ltd.*	8,511	493,468
Sleep Number Corp.*	4,413	633,221
Sonic Automotive, Inc. “A”	3,750	185,887
Sportsman's Warehouse Holdings, Inc.*	6,878	118,577
The Buckle, Inc.	4,713	185,127
The Children's Place, Inc.*	2,277	158,707
The Container Store Group, Inc.*	5,172	86,062
The Michaels Companies, Inc.*	11,998	263,236
Tilly's, Inc.*	3,823	43,276
Urban Outfitters, Inc.*	11,241	418,053
Winmark Corp.	471	87,808
Zumiez, Inc.*	3,369	144,530
		16,337,077
Textiles, Apparel & Luxury Goods 1.0%
Crocs, Inc.*	10,878	875,135
Deckers Outdoor Corp.*	4,559	1,506,385
Fossil Group, Inc.*	7,941	98,468
G-III Apparel Group Ltd.*	7,243	218,304
Kontoor Brands, Inc.	8,403	407,798
Lakeland Industries, Inc.* (a)	1,339	37,304
Movado Group, Inc.	2,656	75,563
Oxford Industries, Inc.	2,698	235,859
Rocky Brands, Inc.	1,160	62,710
Steven Madden Ltd.	13,426	500,253
Superior Group of Company, Inc.	1,897	48,222
Unifi, Inc.*	2,298	63,333
Vera Bradley, Inc.*	3,072	31,027
Wolverine World Wide, Inc.	13,174	504,828
		4,665,189
Consumer Staples 3.2%
Beverages 0.3%
Celsius Holdings, Inc.*	5,780	277,729
Coca-Cola Bottling Co. Consolidated	768	221,783
MGP Ingredients, Inc. (a)	2,044	120,903
National Beverage Corp. (a)	3,870	189,282
NewAge, Inc.* (a)	16,576	47,407
Primo Water Corp.	25,466	414,077
		1,271,181
Food & Staples Retailing 0.8%
BJ's Wholesale Club Holdings, Inc.*	22,338	1,002,083
HF Foods Group, Inc.*	5,299	38,259
Ingles Markets, Inc. “A”	2,255	139,021
Natural Grocers by Vitamin Cottage, Inc.	1,516	26,606
Performance Food Group Co.*	21,371	1,231,183
PriceSmart, Inc.	3,703	358,265
Rite Aid Corp.*	8,826	180,580
SpartanNash Co.	5,715	112,185
The Andersons, Inc.	5,026	137,612
The Chefs' Warehouse, Inc.*	4,817	146,726

United Natural Foods, Inc.*	9,154	301,533
Village Super Market, Inc. “A”	1,509	35,567
Weis Markets, Inc.	1,483	83,819
		3,793,439
Food Products 1.4%
Alico, Inc.	894	26,695
B&G Foods, Inc. (a)	10,397	322,931
Bridgford Foods Corp.*	322	4,991
Calavo Growers, Inc. (a)	2,708	210,249
Cal-Maine Foods, Inc.*	5,968	229,291
Darling Ingredients, Inc.*	26,228	1,929,856
Farmer Brothers Co.*	2,607	27,217
Fresh Del Monte Produce, Inc.	5,158	147,674
Freshpet, Inc.*	6,643	1,054,975
Hostess Brands, Inc.*	20,330	291,532
J & J Snack Foods Corp.	2,455	385,509
John B. Sanfilippo & Son, Inc.	1,424	128,687
Laird Superfood, Inc.*	478	17,911
Lancaster Colony Corp.	3,083	540,635
Landec Corp.*	4,455	47,223
Limoneira Co.	2,398	41,965
Mission Produce, Inc.*	1,320	25,093
Sanderson Farms, Inc.	3,290	512,516
Seneca Foods Corp. “A”*	1,117	52,599
Simply Good Foods Co.*	13,906	423,020
Tootsie Roll Industries, Inc. (a)	2,552	84,559
Vital Farms, Inc.* (a)	3,928	85,787
		6,590,915
Household Products 0.2%
Central Garden & Pet Co.* (a)	1,483	86,029
Central Garden & Pet Co. “A”*	6,552	339,983
Oil-Dri Corp. of America	876	30,170
WD-40 Co. (a)	2,224	680,944
		1,137,126
Personal Products 0.4%
Bellring Brands, Inc. “A”*	6,497	153,394
Edgewell Personal Care Co.	8,896	352,282
elf Beauty, Inc.*	7,433	199,427
Inter Parfums, Inc.	2,930	207,825
Lifevantage Corp.*	2,417	22,599
Medifast, Inc.	1,844	390,596
Nature's Sunshine Products, Inc.	1,427	28,483
Revlon, Inc. “A”*	1,271	15,672
USANA Health Sciences, Inc.*	1,887	184,171
Veru, Inc.*	8,968	96,630
		1,651,079
Tobacco 0.1%
Turning Point Brands, Inc.	1,854	96,723
Universal Corp.	3,989	235,311
Vector Group Ltd.	22,794	317,976
		650,010
Energy 2.6%
Energy Equipment & Services 0.8%
Archrock, Inc.	21,303	202,166
Aspen Aerogels, Inc.* (a)	3,271	66,532

Bristow Group, Inc.*	1,144	29,607
Cactus, Inc. “A” (a)	7,639	233,906
Championx Corp.*	30,235	657,007
DMC Global, Inc. (a)	2,313	125,503
Dril-Quip, Inc.*	5,707	189,644
Exterran Corp.*	4,449	14,949
Frank's International NV* (a)	25,995	92,282
Helix Energy Solutions Group, Inc.*	22,524	113,746
Liberty Oilfield Services, Inc. “A”	13,431	151,636
Nabors Industries Ltd. (a)	1,126	105,225
National Energy Services Reunited Corp.*	3,528	43,641
Newpark Resources, Inc.*	15,711	49,333
NexTier Oilfield Solutions, Inc.*	25,809	96,010
Oceaneering International, Inc.*	16,132	184,227
Oil States International, Inc.*	9,159	55,229
Patterson-UTI Energy, Inc.	29,717	211,882
ProPetro Holding Corp.*	13,429	143,153
RPC, Inc.*	10,105	54,567
Select Energy Services, Inc. “A”*	10,078	50,188
Solaris Oilfield Infrastructure, Inc. “A”	4,525	55,522
Tidewater, Inc.*	6,797	85,166
Transocean Ltd.* (a)	95,006	337,271
U.S. Silica Holdings, Inc.	11,852	145,661
		3,494,053
Oil, Gas & Consumable Fuels 1.8%
Adams Resources & Energy, Inc.	404	11,316
Antero Resources Corp.*	39,510	403,002
Arch Resources, Inc.	2,417	100,547
Ardmore Shipping Corp.	5,725	25,992
Berry Corp.	10,275	56,615
Bonanza Creek Energy, Inc.*	3,441	122,947
Brigham Minerals, Inc. “A”	6,855	100,357
Clean Energy Fuels Corp.*	21,142	290,491
CNX Resources Corp.*	35,515	522,071
Comstock Resources, Inc.*	3,872	21,451
CONSOL Energy, Inc.*	5,093	49,504
Contango Oil & Gas Co.*	19,729	76,943
CVR Energy, Inc.	4,956	95,056
Delek U.S. Holdings, Inc.	10,236	222,940
DHT Holdings, Inc.	17,561	104,137
Diamond S Shipping, Inc.*	4,863	48,776
Dorian LPG Ltd.*	5,868	77,047
Earthstone Energy, Inc. “A”*	4,386	31,360
Energy Fuels, Inc.*	21,828	123,983
Evolution Petroleum Corp.	4,486	15,163
Falcon Minerals Corp.	6,307	28,318
Frontline Ltd. (a)	18,969	135,628
Golar LNG Ltd.*	16,644	170,268
Goodrich Petroleum Corp.*	1,605	15,183
Green Plains, Inc.*	5,693	154,110
International Seaways, Inc.	3,702	71,745
Kosmos Energy Ltd.*	66,220	203,295
Magnolia Oil & Gas Corp. “A”*	20,322	233,297
Matador Resources Co.	17,975	421,514
NACCO Industries, Inc. “A”	660	16,467
NextDecade Corp*	3,742	9,991
Nordic American Tankers Ltd. (a)	24,782	80,542
Overseas Shipholding Group, Inc. “A”*	10,824	22,297

Ovintiv, Inc.	42,638	1,015,637
Par Pacific Holdings, Inc.*	6,343	89,563
PBF Energy, Inc. “A”*	15,755	222,933
PDC Energy, Inc.*	16,218	557,899
Peabody Energy Corp.*	11,159	34,147
Penn Virginia Corp.*	2,310	30,954
PrimeEnergy Resources Corp.*	96	5,029
Range Resources Corp.* (a)	34,849	359,990
Renewable Energy Group, Inc.*	7,015	463,271
REX American Resources Corp.*	859	72,302
Scorpio Tankers, Inc. (a)	8,033	148,289
SFL Corp. Ltd.	15,092	121,038
SM Energy Co.	18,585	304,236
Southwestern Energy Co.*	105,334	489,803
Talos Energy, Inc.*	2,061	24,814
Tellurian, Inc.*	27,289	63,856
Uranium Energy Corp.*	32,394	92,647
W&T Offshore, Inc.*	16,020	57,512
Whiting Petroleum Corp.*	222	7,870
World Fuel Services Corp.	10,235	360,272
		8,584,415
Financials 15.7%
Banks 8.5%
1st Constitution Bancorp.	1,555	27,384
1st Source Corp.	2,629	125,088
ACNB Corp.	1,442	42,251
Allegiance Bancshares, Inc. (a)	3,100	125,674
Altabancorp.	2,667	112,121
Amalgamated Financial Corp.	2,393	39,700
Amerant Bancorp, Inc.*	3,608	67,001
American National Bankshares, Inc.	1,839	60,816
Ameris Bancorp.	10,736	563,747
Ames National Corp.	1,514	38,728
Arrow Financial Corp.	2,190	72,949
Atlantic Capital Bancshares, Inc.*	3,388	81,651
Atlantic Union Bankshares Corp.	12,657	485,522
Auburn National Bancorporation, Inc.	383	14,696
Banc of California, Inc.	7,191	130,013
BancFirst Corp.	3,048	215,463
BancorpSouth Bank	16,033	520,752
Bank First Corp. (a)	968	72,590
Bank of Commerce Holdings	2,721	34,693
Bank of Marin Bancorp.	2,055	80,474
Bank of NT Butterfield & Son Ltd.	8,169	312,219
Bank of Princeton	1,037	29,679
Bank7 Corp.	588	10,355
BankFinancial Corp.	2,380	24,562
BankUnited, Inc.	14,937	656,481
Bankwell Financial Group, Inc.	1,134	30,561
Banner Corp.	5,628	300,141
Bar Harbor Bankshares (a)	2,246	66,077
BayCom Corp.*	2,014	36,292
BCB Bancorp., Inc.	2,455	33,879
Berkshire Hills Bancorp., Inc.	7,306	163,070
Boston Private Financial Holdings, Inc.	13,395	178,421
Brookline Bancorp., Inc.	12,665	189,975
Bryn Mawr Bank Corp.	3,112	141,627

Business First Bancshares, Inc.	3,086	73,848
Byline Bancorp., Inc.	3,729	78,868
C&F Financial Corp.	613	27,150
Cadence BanCorp.	20,090	416,466
California Bancorp, Inc.*	1,239	22,067
Cambridge Bancorp.	1,066	89,885
Camden National Corp.	2,310	110,557
Capital Bancorp. Inc*	1,139	21,971
Capital City Bank Group, Inc.	2,278	59,274
Capstar Financial Holdings, Inc.	2,859	49,318
Carter Bankshares, Inc.*	3,961	55,296
Cathay General Bancorp.	12,261	500,004
CB Financial Services, Inc.	818	18,102
CBTX, Inc.	2,740	84,173
Central Pacific Financial Corp.	4,590	122,461
Central Valley Community Bancorp.	1,861	34,261
Century Bancorp., Inc. “A”	491	45,815
Chemung Financial Corp.	638	26,681
Choiceone Financial Services, Inc.	1,275	30,664
CIT Group, Inc.	16,071	827,817
Citizens & Northern Corp.	2,252	53,553
Citizens Holdings Co.	779	15,502
City Holding Co.	2,490	203,632
Civista Bancshares, Inc.	2,748	63,039
CNB Financial Corp.	2,541	62,534
Coastal Financial Corp.*	1,648	43,211
Codorus Valley Bancorp., Inc.	1,585	29,180
Colony Bankcorp, Inc.	1,369	21,356
Columbia Banking System, Inc.	11,671	502,903
Community Bank System, Inc.	8,576	657,951
Community Bankers Trust Corp.	3,937	34,724
Community Financial Corp.	915	31,339
Community Trust Bancorp., Inc.	2,422	106,641
ConnectOne Bancorp., Inc.	5,961	151,111
County Bancorp., Inc.	828	19,847
CrossFirst Bankshares, Inc.*	7,492	103,315
Customers Bancorp., Inc.*	4,574	145,545
CVB Financial Corp.	20,969	463,205
Dime Community Bancshares, Inc.	5,731	172,732
Eagle Bancorp. Montana, Inc.	1,059	25,755
Eagle Bancorp., Inc.	5,076	270,094
Eastern Bankshares, Inc.	26,895	518,805
Enterprise Bancorp., Inc.	1,527	49,658
Enterprise Financial Services Corp.	3,901	192,865
Equity Bancshares, Inc. “A”*	2,379	65,185
Esquire Financial Holdings, Inc.*	1,121	25,570
Evans Bancorp., Inc.	846	28,671
Farmers & Merchants Bancorp., Inc.	1,797	45,177
Farmers National Banc Corp.	4,356	72,745
FB Financial Corp. (a)	5,116	227,457
Fidelity D&D Bancorp, Inc.	606	37,269
Financial Institutions, Inc.	2,683	81,268
First BanCorp.	34,876	392,704
First BanCorp. - North Carolina	4,632	201,492
First Bancorp., Inc.	1,499	43,756
First Bancshares, Inc. (a)	3,261	119,385
First Bank	2,774	33,760
First Busey Corp.	8,266	212,023

First Business Financial Services, Inc.	1,434	35,463
First Capital, Inc.	563	27,424
First Choice Bancorp.	1,780	43,272
First Commonwealth Financial Corp.	15,354	220,637
First Community Bancshares, Inc.	2,962	88,830
First Community Corp.	1,191	23,760
First Financial Bancorp.	15,789	378,936
First Financial Bankshares, Inc.	20,991	980,909
First Financial Corp. - Indiana	2,272	102,263
First Foundation, Inc.	6,271	147,118
First Guaranty Bancshares, Inc.	514	9,206
First Internet Bancorp.	1,622	57,143
First Interstate BancSystem, Inc. “A”	6,597	303,726
First Merchants Corp.	8,801	409,246
First Mid-Illinois Bancshares, Inc.	2,275	99,941
First Midwest Bancorp., Inc.	18,543	406,277
First Northwest Bancorp.	1,649	27,406
First of Long Island Corp.	3,509	74,566
First Savings Financial Group, Inc.	310	20,813
First United Corp.	1,088	19,171
First Western Financial, Inc.*	1,008	25,210
Flushing Financial Corp.	4,778	101,437
FNCB Bancorp, Inc.	2,830	21,338
Franklin Financial Services Corp.	679	21,171
Fulton Financial Corp.	25,826	439,817
FVCBankcorp, Inc.*	2,045	35,419
German American Bancorp., Inc.	3,980	183,956
Glacier Bancorp., Inc.	15,581	889,363
Great Southern Bancorp., Inc.	1,757	99,569
Great Western Bancorp., Inc.	9,041	273,852
Guaranty Bancshares, Inc.	1,115	40,976
Hancock Whitney Corp.	14,023	589,106
Hanmi Financial Corp.	4,922	97,111
HarborOne Bancorp, Inc.	8,316	112,017
Hawthorn Bancshares, Inc.	979	20,843
HBT Financial, Inc.	1,777	30,422
Heartland Financial U.S.A., Inc.	5,601	281,506
Heritage Commerce Corp.	9,092	111,104
Heritage Financial Corp.	5,842	164,978
Hilltop Holdings, Inc.	10,660	363,826
Home Bancshares, Inc.	24,821	671,408
HomeTrust Bancshares, Inc.	2,310	56,248
Hope Bancorp., Inc.	18,997	286,095
Horizon Bancorp, Inc.	6,756	125,526
Howard Bancorp., Inc.*	2,292	37,680
Independent Bank Corp.	5,353	450,669
Independent Bank Corp./Michigan	3,251	76,854
Independent Bank Group, Inc.	6,024	435,174
International Bancshares Corp.	8,673	402,601
Investar Holding Corp.	1,772	36,415
Investors Bancorp., Inc.	37,337	548,481
Lakeland Bancorp., Inc.	7,752	135,117
Lakeland Financial Corp.	3,950	273,300
Landmark Bancorp. Inc/manhattan Ks	728	19,234
LCNB Corp.	2,172	38,010
Level One Bancorp, Inc.	921	23,743
Limestone Bancorp, Inc.*	940	14,899
Live Oak Bancshares, Inc.	4,654	318,752

Macatawa Bank Corp.	4,472	44,496
Mackinac Financial Corp.	1,498	21,002
MainStreet Bancshares, Inc.*	1,156	23,999
Mercantile Bank Corp.	2,444	79,357
Meridian Corp.	884	22,984
Metrocity Bankshares, Inc.	3,063	47,109
Metropolitan Bank Holding Corp.* (a)	1,230	61,943
Mid Penn Bancorp, Inc.	1,163	31,180
Middlefield Banc Corp.	1,012	21,212
Midland States Bancorp., Inc.	3,289	91,237
MidWestOne Financial Group, Inc.	2,243	69,466
MVB Financial Corp.	1,471	49,720
National Bank Holdings Corp. “A”	4,802	190,543
National Bankshares, Inc.	1,117	39,665
NBT Bancorp., Inc.	6,895	275,110
Nicolet Bankshares, Inc.* (a)	1,480	123,521
Northeast Bank	1,307	34,492
Northrim BanCorp., Inc.	1,086	46,166
Norwood Financial Corp.	987	26,264
Oak Valley Bancorp.	1,149	19,705
OceanFirst Financial Corp.	9,710	232,457
OFG Bancorp.	8,256	186,751
Ohio Valley Banc Corp.	758	18,404
Old National Bancorp.	26,478	512,084
Old Second Bancorp., Inc.	4,268	56,380
Origin Bancorp, Inc.	3,654	154,966
Orrstown Financial Services, Inc.	1,832	40,854
Pacific Premier Bancorp., Inc.	12,964	563,156
Park National Corp.	2,335	301,915
Parke Bancorp., Inc.	1,830	36,582
Partners Bancorp.	1,827	13,355
PCB Bancorp.	2,151	32,265
Peapack-Gladstone Financial Corp.	2,903	89,645
Penns Woods Bancorp., Inc.	1,151	27,728
Peoples Bancorp. of North Carolina, Inc.	722	17,068
Peoples Bancorp., Inc. (a)	3,058	101,434
Peoples Financial Services Corp.	1,193	50,392
Plumas Bancorp.	760	22,230
Preferred Bank	2,256	143,662
Premier Financial Bancorp., Inc.	2,273	42,255
Primis Financial Corp.	3,376	49,087
Professional Holding Corp. “A”*	1,635	30,035
QCR Holdings, Inc.	2,337	110,353
RBB Bancorp.	2,803	56,817
Red River Bancshares, Inc.	876	49,065
Reliant Bancorp., Inc.	2,494	71,628
Renasant Corp.	8,830	365,385
Republic Bancorp., Inc. “A”	1,528	67,675
Republic First Bancorp., Inc.*	8,082	30,469
Richmond Mutual Bancorp., Inc.	2,083	28,245
S&T Bancorp., Inc. (a)	6,275	210,212
Salisbury Bancorp, Inc.	409	18,164
Sandy Spring Bancorp., Inc.	7,404	321,556
Sb Financial Group, Inc.	1,190	21,729
Seacoast Banking Corp. of Florida*	8,350	302,604
Select Bancorp, Inc.*	2,691	29,789
ServisFirst Bancshares, Inc.	7,942	487,083
Shore Bancshares, Inc.	1,737	29,564

Sierra Bancorp.	2,384	63,891
Silvergate Capital Corp. “A”*	3,170	450,679
Simmons First National Corp. “A”	17,565	521,154
SmartFinancial, Inc.	2,402	52,003
South Plains Financial, Inc.	1,906	43,304
South State Corp.	11,386	893,915
Southern First Bancshares, Inc.*	1,237	57,991
Southside Bancshares, Inc.	5,180	199,482
Spirit of Texas Bancshares, Inc.	1,968	43,906
Stock Yards Bancorp., Inc.	3,275	167,221
Summit Financial Group, Inc.	1,983	52,649
Texas Capital Bancshares, Inc.*	8,236	584,097
The Bancorp., Inc.*	8,330	172,598
Tompkins Financial Corp. (a)	2,349	194,262
TowneBank	10,798	328,259
TriCo Bancshares	4,321	204,686
TriState Capital Holdings, Inc.*	4,412	101,741
Triumph Bancorp., Inc.*	3,692	285,724
Trustmark Corp.	10,279	345,991
UMB Financial Corp.	7,056	651,480
United Bankshares, Inc.	20,115	776,037
United Community Banks, Inc.	12,690	432,983
United Securities Bancshares	2,231	18,272
Unity Bancorp., Inc.	1,412	31,064
Univest Corp. of Pennsylvania	4,557	130,285
Valley National Bancorp.	64,570	887,192
Veritex Holdings, Inc. (a)	7,681	251,322
Washington Trust Bancorp., Inc.	2,738	141,363
WesBanco, Inc.	10,621	382,993
West Bancorp.	2,688	64,754
Westamerica Bancorp.	4,249	266,752
		39,673,887
Capital Markets 1.5%
Artisan Partners Asset Management, Inc. “A”	9,249	482,520
Assetmark Financial Holdings, Inc.*	2,458	57,370
Associated Capital Group, Inc. “A”	276	9,897
B. Riley Financial, Inc.	3,273	184,532
BGC Partners, Inc. “A”	50,145	242,200
Blucora, Inc.*	7,634	127,030
Brightsphere Investment Group, Inc.	9,836	200,458
Cohen & Steers, Inc.	3,999	261,255
Cowen, Inc. “A”	4,207	147,876
Diamond Hill Investment Group	476	74,261
Donnelley Financial Solutions, Inc.*	4,710	131,079
Federated Hermes, Inc.	15,483	484,618
Focus Financial Partners, Inc. “A”*	6,204	258,211
GAMCO Investors, Inc. “A”	957	17,752
Greenhill & Co., Inc.	2,454	40,442
Hamilton Lane, Inc. “A”	5,248	464,763
Houlihan Lokey, Inc.	8,428	560,546
Moelis & Co. “A”	8,690	476,907
Oppenheimer Holdings, Inc. “A”	1,444	57,832
Piper Sandler Companies	2,843	311,735
PJT Partners, Inc. “A”	3,793	256,596
Pzena Investment Management, Inc. “A”	3,077	32,401
Safeguard Scientifics, Inc.*	3,490	23,802
Sculptor Capital Management, Inc.	3,113	68,112
Siebert Financial Corp.*	2,244	9,088

Silvercrest Asset Management Group, Inc. “A”	1,608	23,123
StepStone Group, Inc. “A”	3,238	114,204
Stifel Financial Corp.	16,291	1,043,602
StoneX Group, Inc.*	2,671	174,630
Value Line, Inc.	187	5,272
Virtus Investment Partners, Inc.	1,184	278,832
Waddell & Reed Financial, Inc. “A”	9,941	249,022
Westwood Holdings Group, Inc.	1,309	18,928
WisdomTree Investments, Inc.	22,525	140,781
		7,029,677
Consumer Finance 0.7%
Atlanticus Holdings Corp.*	928	28,146
Curo Group Holdings Corp.	3,151	45,973
Encore Capital Group, Inc.*	5,147	207,064
Enova International, Inc.*	5,574	197,766
EZCORP, Inc. “A”*	8,138	40,446
FirstCash, Inc.	6,639	435,983
Green Dot Corp. “A”*	8,392	384,270
Lendingclub Corp.*	11,279	186,329
Navient Corp.	29,983	429,057
Nelnet, Inc. “A”	2,769	201,417
Oportun Financial Corp.*	3,427	70,973
PRA Group, Inc.*	7,341	272,131
PROG Holdings, Inc.	10,966	474,718
Regional Management Corp.	1,265	43,845
World Acceptance Corp.*	699	90,702
		3,108,820
Diversified Financial Services 0.2%
Alerus Financial Corp.	2,359	70,251
A-mark Precious Metals, Inc.	859	30,924
Banco Latinoamericano de Comercio Exterior SA “E”	4,821	72,942
Cannae Holdings, Inc.*	13,999	554,640
GWG Holdings, Inc.*	642	4,488
Marlin Business Services Corp.	1,586	21,633
Swk Holdings Corp.*	653	9,495
		764,373
Insurance 1.9%
Ambac Financial Group, Inc.*	7,245	121,281
American Equity Investment Life Holding Co.	14,781	466,045
AMERISAFE, Inc.	3,149	201,536
Argo Group International Holdings Ltd.	5,304	266,897
BRP Group, Inc. “A”*	6,969	189,905
Citizens, Inc.* (a)	7,521	43,547
CNO Financial Group, Inc.	22,027	535,036
Crawford & Co. “A”	2,763	29,426
Donegal Group, Inc. “A”	1,923	28,576
eHealth, Inc.* (a)	4,203	305,684
Employers Holdings, Inc.	4,771	205,439
Enstar Group Ltd.*	1,954	482,110
FBL Financial Group, Inc. “A”	1,556	87,012
FedNat Holding, Co.	2,123	9,830
Genworth Financial, Inc. “A”*	82,144	272,718
Goosehead Insurance, Inc. “A”	2,180	233,652
Greenlight Capital Re Ltd. “A”*	4,827	41,995
HCI Group, Inc.	1,045	80,277
Heritage Insurance Holdings, Inc.	4,427	49,051
Horace Mann Educators Corp.	6,775	292,748

Independence Holding Co.	824	32,836
Investors Title Co.	228	37,848
James River Group Holdings Ltd.	4,851	221,303
Kinsale Capital Group, Inc.	3,446	567,901
MBIA, Inc.* (a)	7,982	76,787
Midwest Holding, Inc.*	157	7,848
National Western Life Group, Inc. “A”	401	99,849
NI Holdings, Inc.*	1,563	28,884
Palomar Holdings, Inc.*	3,273	219,422
ProAssurance Corp.	8,763	234,498
ProSight Global, Inc.*	1,658	20,891
Protective Insurance Corp. “B”	1,579	36,112
RLI Corp.	6,448	719,403
Safety Insurance Group, Inc.	2,293	193,185
Selective Insurance Group, Inc.	9,606	696,819
Selectquote, Inc.* (a)	21,266	627,560
SiriusPoint Ltd.*	13,573	138,037
State Auto Financial Corp.	2,693	53,079
Stewart Information Services Corp.	4,239	220,555
Tiptree, Inc.	4,324	38,700
Trean Insurance Group, Inc.*	1,852	29,910
Trupanion, Inc.*	4,911	374,267
United Fire Group, Inc.	3,279	114,109
United Insurance Holdings Corp.	3,590	25,884
Universal Insurance Holdings, Inc.	4,357	62,479
Vericity, Inc.*	267	2,641
Watford Holdings Ltd.*	2,809	97,220
		8,920,792
Mortgage Real Estate Investment Trusts (REITs) 1.2%
Apollo Commercial Real Estate Finance, Inc.	23,194	324,020
Arbor Realty Trust, Inc.	18,864	299,938
Ares Commercial Real Estate Corp.	4,727	64,854
Arlington Asset Investment Corp. “A”*	5,972	24,127
ARMOUR Residential REIT, Inc.	10,207	124,525
Blackstone Mortgage Trust, Inc. “A”	22,810	707,110
Broadmark Realty Capital, Inc.	20,954	219,179
Capstead Mortgage Corp.	14,921	92,958
Cherry Hill Mortgage Investment Corp.	2,635	24,611
Chimera Investment Corp.	31,646	401,904
Colony Credit Real Estate, Inc.	13,242	112,822
Dynex Capital, Inc. (a)	4,213	79,752
Ellington Financial, Inc.	6,493	103,953
Ellington Residential Mortgage REIT	1,497	18,428
Granite Point Mortgage Trust, Inc. (a)	8,706	104,211
Great Ajax Corp.	3,611	39,360
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	11,977	671,910
Invesco Mortgage Capital, Inc. (a)	37,975	152,280
KKR Real Estate Finance Trust, Inc.	4,455	81,927
Ladder Capital Corp.	17,322	204,400
MFA Financial, Inc.	73,746	300,146
New York Mortgage Trust, Inc.	61,965	276,984
Orchid Island Capital, Inc.	14,340	86,183
PennyMac Mortgage Investment Trust	16,061	314,796
Ready Capital Corp.	9,787	131,341
Redwood Trust, Inc.	17,955	186,912
TPG RE Finance Trust, Inc.	9,450	105,840

Two Harbors Investment Corp.	45,056	330,260
Western Asset Mortgage Capital Corp.	9,007	28,732
		5,613,463
Thrifts & Mortgage Finance 1.7%
Axos Financial, Inc.*	9,250	434,843
Bogota Financial Corp.*	1,088	11,163
Bridgewater Bancshares, Inc.*	3,349	54,086
Capitol Federal Financial, Inc.	21,122	279,761
Columbia Financial, Inc.*	7,858	137,358
ESSA Bancorp., Inc.	1,492	23,872
Essent Group Ltd.	17,932	851,591
Federal Agricultural Mortgage Corp. “C”	1,453	146,346
Flagstar Bancorp., Inc.	7,829	353,088
FS Bancorp, Inc.	661	44,419
Greene County Bancorp., Inc.	571	14,281
Hingham Institution for Savings	237	67,251
Home Bancorp., Inc.	1,330	47,947
Home Point Capital, Inc.*	1,180	10,974
HomeStreet, Inc.	3,506	154,509
Kearny Financial Corp.	11,953	144,392
Luther Burbank Corp.	3,158	37,359
Merchants Bancorp.	1,503	63,036
Meridian Bancorp., Inc.	7,403	136,363
Meta Financial Group, Inc.	5,043	228,498
MMA Capital Holdings, Inc.*	821	18,727
Mr Cooper Group, Inc.*	12,333	428,695
NMI Holdings, Inc. “A”*	13,386	316,445
Northfield Bancorp., Inc.	7,564	120,419
Northwest Bancshares, Inc.	18,822	271,978
Oconee Federal Financial Corp.	194	5,060
OP Bancorp.	2,000	21,040
PCSB Financial Corp.	2,106	34,981
PennyMac Financial Services, Inc.	6,766	452,442
Pioneer Bancorp. Inc.*	1,979	23,055
Ponce de Leon Federal Bank*	1,402	15,576
Premier Financial Corp.	5,954	198,030
Provident Bancorp, Inc.	2,529	36,418
Provident Financial Holdings, Inc.	1,084	18,320
Provident Financial Services, Inc.	11,544	257,200
Prudential Bancorp., Inc.	1,388	20,487
Radian Group, Inc.	31,108	723,261
Riverview Bancorp., Inc.	3,700	25,641
Security National Financial Corp. “A”*	1,737	16,241
Southern Missouri Bancorp., Inc.	1,308	51,561
Standard Avb Financial Corp.	658	21,484
Sterling Bancorp., Inc.*	3,148	17,818
Territorial Bancorp., Inc.	1,316	34,821
Timberland Bancorp., Inc.	1,290	35,875
TrustCo Bank Corp.	15,050	110,919
Walker & Dunlop, Inc.	4,606	473,220
Washington Federal, Inc.	12,263	377,700
Waterstone Financial, Inc.	3,353	68,468
Western New England Bancorp, Inc.	3,976	33,518
WSFS Financial Corp.	7,693	383,034
		7,853,571

Health Care 19.3%
Biotechnology 9.8%
4D Molecular Therapeutics, Inc.*	1,277	55,396
89bio, Inc.*	1,368	32,394
Abeona Therapeutics, Inc.*	11,128	20,921
ADMA Biologics, Inc.* (a)	10,441	18,376
Aduro Biotech Holding Europe BV (b)	2,328	0
Adverum Biotechnologies, Inc.*	14,257	140,574
Aeglea BioTherapeutics, Inc.*	7,388	58,513
Affimed NV*	18,477	146,153
Agenus, Inc.* (a)	26,427	71,881
Akebia Therapeutics, Inc.*	23,330	78,972
Akero Therapeutics, Inc.*	2,282	66,201
Akouos, Inc.*	4,010	55,619
Albireo Pharma, Inc.* (a)	2,658	93,695
Alector, Inc.*	7,378	148,593
Aligos Therapeutics, Inc.*	1,708	38,840
Allakos, Inc.*	4,272	490,340
Allogene Therapeutics, Inc.*	8,763	309,334
Allovir, Inc.*	4,824	112,882
ALX Oncology Holdings, Inc.*	2,848	210,012
Amicus Therapeutics, Inc.*	41,917	414,140
AnaptysBio, Inc.*	3,344	72,063
Anavex Life Sciences Corp.*	9,561	142,937
Anika Therapeutics, Inc.*	2,197	89,616
Annexon, Inc.*	4,361	121,410
Apellis Pharmaceuticals, Inc.*	9,796	420,346
Applied Genetic Technologies Corp.*	7,016	35,571
Applied Molecular Transport, Inc.* (a)	3,628	159,668
Applied Therapeutics, Inc.*	2,398	44,974
Aprea Therapeutics, Inc.*	1,267	6,462
Aptinyx, Inc.*	5,998	17,994
Aravive, Inc.*	2,270	14,959
Arcturus Therapeutics Holdings, Inc.*	3,292	135,960
Arcus Biosciences, Inc.*	6,876	193,078
Arcutis Biotherapeutics, Inc.*	3,779	109,326
Ardelyx, Inc.*	11,502	76,143
Arena Pharmaceuticals, Inc.*	9,480	657,817
Arrowhead Pharmaceuticals, Inc.*	16,689	1,106,648
Assembly Biosciences, Inc.*	5,356	24,638
Atara Biotherapeutics, Inc.*	13,083	187,872
Athenex, Inc.*	12,333	53,032
Athersys, Inc.*	26,534	47,761
Atreca, Inc. “A”* (a)	4,836	74,136
Aveo Pharmaceuticals, Inc.*	3,690	27,011
Avid Bioservices, Inc.*	9,879	180,094
Avidity Biosciences, Inc.*	4,984	108,701
Avrobio, Inc.*	5,779	73,336
Axcella Health, Inc.*	2,427	11,553
Aziyo Biologics, Inc. “A”*	371	5,127
Beam Therapeutics, Inc.* (a)	6,503	520,500
Beyondspring, Inc.*	3,153	34,904
BioAtla, Inc.*	1,895	96,342
BioCryst Pharmaceuticals, Inc.*	28,682	291,696
Biohaven Pharmaceutical Holding Co., Ltd.*	7,846	536,274
Bioxcel Therapeutics, Inc.* (a)	2,008	86,665
Black Diamond Therapeutics, Inc.*	3,073	74,551

Blueprint Medicines Corp.*	9,021	877,112
Bolt Biotherapeutics, Inc.*	2,074	68,255
Brainstorm Cell Therapeutics, Inc.*	4,968	19,027
Bridgebio Pharma, Inc.* (a)	15,330	944,328
C4 Therapeutics, Inc.* (a)	1,789	66,175
Cabaletta Bio, Inc.*	2,237	24,831
Calithera Biosciences, Inc.*	11,637	28,162
Calyxt, Inc.*	1,724	10,378
CareDx, Inc.*	8,190	557,657
CASI Pharmaceuticals, Inc.*	11,558	27,739
Catabasis Pharmaceuticals, Inc.*	3,373	9,748
Catalyst Biosciences, Inc.*	5,003	25,215
Catalyst Pharmaceuticals, Inc.*	16,764	77,282
CEL-SCI Corp* (a)	5,921	90,058
Centogene NV*	1,413	17,140
Checkmate Pharmaceuticals, Inc.*	1,473	17,882
Checkpoint Therapeutics, Inc.*	8,015	25,167
ChemoCentryx, Inc.*	8,086	414,327
Chimerix, Inc.*	9,749	93,980
Chinook Therapeutics, Inc.*	2,328	36,177
Cidara Therapeutics, Inc.*	6,224	16,556
Clovis Oncology, Inc.* (a)	13,590	95,402
Codiak Biosciences, Inc.*	906	13,662
Cohbar, Inc.*	4,570	6,215
Coherus Biosciences, Inc.*	9,456	138,152
Concert Pharmaceuticals, Inc.*	5,028	25,090
Constellation Pharmaceuticals, Inc.*	4,889	114,354
Contrafect Corp.*	3,791	18,197
Corbus Pharmaceuticals Holdings, Inc.*	11,734	23,116
Cortexyme, Inc.* (a)	2,440	87,913
Crinetics Pharmaceuticals, Inc.*	4,617	70,548
Cue Biopharma, Inc.*	4,881	59,548
Cullinan Oncology, Inc*	2,147	89,466
Cyclerion Therapeutics, Inc.*	3,714	10,362
Cytokinetics, Inc.*	10,895	253,418
CytomX Therapeutics, Inc.*	10,055	77,725
Decibel Therapeutics, Inc.*	1,170	13,291
Deciphera Pharmaceuticals, Inc.*	6,294	282,223
Denali Therapeutics, Inc.*	10,250	585,275
DermTech, Inc.* (a)	1,673	84,972
Dicerna Pharmaceuticals, Inc.*	10,740	274,622
Dyadic International, Inc.*	3,320	18,227
Dynavax Technologies Corp.*	17,284	169,902
Dyne Therapeutics, Inc.*	2,371	36,822
Eagle Pharmaceuticals, Inc.*	1,677	69,998
Editas Medicine, Inc.* (a)	10,885	457,170
Eiger BioPharmaceuticals, Inc.*	5,072	44,887
Emergent BioSolutions, Inc.*	7,347	682,610
Enanta Pharmaceuticals, Inc.*	3,067	151,264
Enochian Biosciences, Inc.*	2,438	8,631
Epizyme, Inc.*	14,537	126,617
Esperion Therapeutics, Inc.* (a)	4,147	116,323
Evelo Biosciences, Inc.*	3,924	41,987
Exicure, Inc.*	9,901	21,584
Fate Therapeutics, Inc.*	12,409	1,023,122
Fennec Pharmaceuticals, Inc.*	3,717	23,083
FibroGen, Inc.*	13,719	476,187
Five Prime Therapeutics, Inc.*	5,241	197,428

Flexion Therapeutics, Inc.*	7,097	63,518
Foghorn Therapeutics, Inc.*	1,224	16,132
Forma Therapeutics Holdings, Inc.*	4,930	138,139
Fortress Biotech, Inc.*	10,826	38,216
Frequency Therapeutics, Inc.*	4,052	38,494
G1 Therapeutics, Inc.*	5,369	129,178
Galectin Therapeutics, Inc.* (a)	5,841	12,675
Galera Therapeutics, Inc.*	1,457	12,851
Generation Bio Co.*	6,577	187,181
Genprex, Inc.*	4,776	20,585
Geron Corp.* (a)	46,692	73,773
GlycoMimetics, Inc.*	5,874	17,681
Gossamer Bio, Inc.* (a)	9,395	86,904
Gritstone Oncology, Inc.*	4,795	45,217
Halozyme Therapeutics, Inc.* (a)	21,677	903,714
Harpoon Therapeutics, Inc.*	2,237	46,798
Heron Therapeutics, Inc.*	14,310	231,965
Homology Medicines, Inc.*	5,306	49,929
Hookipa Pharma, Inc.*	2,322	31,231
Ibio, Inc.* (a)	34,708	53,450
Ideaya Biosciences, Inc.*	2,782	65,377
IGM Biosciences, Inc.*	1,223	93,792
Immunic, Inc.*	910	14,505
ImmunityBio, Inc.* (a)	5,115	121,430
ImmunoGen, Inc.* (a)	31,302	253,546
Immunome, Inc.*	421	14,263
Immunovant, Inc.*	6,133	98,373
Inhibrx, Inc.* (a)	1,372	27,536
Inovio Pharmaceuticals, Inc.* (a)	30,212	280,367
Inozyme Pharma, Inc.* (a)	1,975	39,105
Insmed, Inc.*	16,505	562,160
Intellia Therapeutics, Inc.*	8,945	717,881
Intercept Pharmaceuticals, Inc.* (a)	4,176	96,382
Invitae Corp.* (a)	19,762	755,106
Ironwood Pharmaceuticals, Inc.*	26,061	291,362
iTeos Therapeutics, Inc.*	3,222	110,128
Iveric Bio, Inc.*	13,541	83,683
Jounce Therapeutics, Inc.*	2,818	28,941
Kadmon Holdings, Inc.*	27,290	106,158
KalVista Pharmaceuticals, Inc.*	3,116	80,050
Karuna Therapeutics, Inc.*	2,582	310,434
Karyopharm Therapeutics, Inc.* (a)	11,474	120,706
Keros Therapeutics, Inc.*	2,081	128,086
Kezar Life Sciences, Inc.*	4,843	28,864
Kindred Biosciences, Inc.*	6,249	31,058
Kiniksa Pharmaceuticals Ltd. “A”*	4,174	77,261
Kinnate Biopharma, Inc.* (a)	2,212	68,926
Kodiak Sciences, Inc.* (a)	5,377	609,698
Kronos Bio, Inc.* (a)	2,482	72,648
Krystal Biotech, Inc.*	2,466	189,981
Kura Oncology, Inc.*	10,178	287,732
Kymera Therapeutics, Inc.* (a)	1,606	62,409
La Jolla Pharmaceutical Co.*	2,986	12,661
Lexicon Pharmaceuticals, Inc.* (a)	8,117	47,647
Ligand Pharmaceuticals, Inc.* (a)	2,353	358,715
LogicBio Therapeutics, Inc.*	2,867	20,872
MacroGenics, Inc.*	8,817	280,821
Madrigal Pharmaceuticals, Inc.*	1,426	166,799

Magenta Therapeutics, Inc.*	3,113	36,858
MannKind Corp.* (a)	37,944	148,740
Marker Therapeutics, Inc.*	5,003	11,207
MediciNova, Inc.* (a)	6,418	32,411
MEI Pharma, Inc.*	18,149	62,251
MeiraGTx Holdings PLC*	3,911	56,436
Mersana Therapeutics, Inc.*	8,663	140,167
Metacrine, Inc.*	1,018	6,312
Minerva Neurosciences, Inc.* (a)	5,484	16,013
Mirati Therapeutics, Inc.*	6,971	1,194,132
Mirum Pharmaceuticals, Inc.*	837	16,589
Molecular Templates, Inc.*	4,525	57,106
Morphic Holding, Inc.*	2,244	142,000
Mustang Bio, Inc.*	8,124	26,972
Myriad Genetics, Inc.*	11,629	354,103
Natera, Inc.* (a)	12,331	1,252,090
Neoleukin Therapeutics, Inc.*	5,089	62,646
Neubase Therapeutics, Inc.*	2,956	21,845
Neurobo Pharmaceuticals, Inc.*	815	3,586
NexImmune, Inc.*	1,044	19,920
NextCure, Inc.*	2,890	28,929
Nkarta, Inc.* (a)	3,321	109,261
Novavax, Inc.*	10,043	1,820,896
Nurix Therapeutics, Inc.*	3,915	121,717
Nymox Pharmaceutical Corp.* (a)	7,333	16,279
Olema Pharmaceuticals, Inc.*	1,984	65,829
Oncocyte Corp.*	12,069	62,638
Oncorus, Inc.*	1,110	15,451
OPKO Health, Inc.* (a)	64,831	278,125
Organogenesis Holdings, Inc.*	4,203	76,579
Orgenesis, Inc.*	2,993	17,150
Oric Pharmaceuticals, Inc.*	3,769	92,341
Ovid therapeutics, Inc.*	7,559	30,387
Oyster Point Pharma, Inc.*	875	15,995
Pandion Therapeutics, Inc.* (a)	2,054	123,343
Passage Bio, Inc.*	4,701	82,173
PhaseBio Pharmaceuticals, Inc.*	2,535	8,771
Pieris Pharmaceuticals, Inc.*	8,549	21,971
PMV Pharmaceuticals, Inc.*	2,155	70,878
Poseida Therapeutics, Inc.*	5,426	51,818
Praxis Precision Medicines, Inc.* (a)	1,757	57,559
Precigen, Inc.* (a)	11,431	78,760
Precision BioSciences, Inc.*	7,154	74,044
Prelude Therapeutics, Inc.* (a)	1,618	70,108
Protagonist Therapeutics, Inc.*	5,759	149,158
Protara Therapeutics, Inc.*	592	9,318
Prothena Corp. PLC*	4,983	125,173
PTC Therapeutics, Inc.*	10,078	477,193
Puma Biotechnology, Inc.*	5,319	51,701
Radius Health, Inc.*	7,334	152,987
RAPT Therapeutics, Inc.*	1,925	42,735
REGENXBIO, Inc.*	6,306	215,098
Relay Therapeutics, Inc.*	7,475	258,411
Replimune Group, Inc.*	3,799	115,908
Revolution Medicines, Inc.*	6,968	319,692
Rhythm Pharmaceuticals, Inc.*	6,211	132,108
Rigel Pharmaceuticals, Inc.*	27,703	94,744
Rocket Pharmaceuticals, Inc.*	6,101	270,701

Rubius Therapeutics, Inc.* (a)	5,880	155,820
Sangamo Therapeutics, Inc.*	18,780	235,313
Savara, Inc.*	8,661	18,015
Scholar Rock Holding Corp.* (a)	4,110	208,213
Scopus Biopharma, Inc.*	924	7,808
Selecta Biosciences, Inc.*	11,488	51,983
Sensei Biotherapeutics, Inc.*	1,245	18,090
Seres Therapeutics, Inc.*	8,978	184,857
Shattuck Labs, Inc.* (a)	2,080	60,819
Sigilon Therapeutics, Inc.*	1,254	28,027
Silverback Therapeutics, Inc.* (a)	2,077	90,620
Soleno Therapeutics, Inc.*	9,839	12,397
Solid Biosciences, Inc.*	4,486	24,808
Sorrento Therapeutics, Inc.* (a)	40,798	337,399
Spectrum Pharmaceuticals, Inc.*	22,567	73,568
Spero Therapeutics, Inc.*	3,443	50,681
SpringWorks Therapeutics*	3,915	288,027
Spruce Biosciences, Inc.* (a)	1,143	18,974
SQZ Biotechnologies Co.*	735	10,055
Stoke Therapeutics, Inc.*	2,213	85,953
Sutro Biopharma, Inc.*	5,312	120,901
Syndax Pharmaceuticals, Inc.*	5,086	113,723
Syros Pharmaceuticals, Inc.*	7,697	57,574
Taysha Gene Therapies, Inc.*	1,411	28,643
TCR2 Therapeutics, Inc.*	4,733	104,505
TG Therapeutics, Inc.*	19,823	955,469
Translate Bio, Inc.*	11,064	182,445
Travere Therapeutics, Inc.*	9,067	226,403
Turning Point Therapeutics, Inc.*	6,085	575,580
Twist Bioscience Corp.*	7,654	948,024
Tyme Technologies, Inc.*	10,890	19,384
Ultragenyx Pharmaceutical, Inc.*	10,355	1,179,020
UNITY Biotechnology, Inc.*	6,145	36,870
UroGen Pharma Ltd.* (a)	3,025	58,927
Vanda Pharmaceuticals, Inc.*	8,743	131,320
Vaxart, Inc.*	8,234	49,816
Vaxcyte, Inc.* (a)	4,735	93,516
VBI Vaccines, Inc.* (a)	29,980	93,238
Veracyte, Inc.*	10,800	580,500
Verastem, Inc.*	29,026	71,694
Vericel Corp.*	7,421	412,237
Viking Therapeutics, Inc.* (a)	10,059	63,623
Vir Biotechnology, Inc.*	8,731	447,638
Vor BioPharma, Inc.* (a)	1,862	80,252
Voyager Therapeutics, Inc.*	4,551	21,435
vTv Therapeutics, Inc. “A”*	2,058	5,804
X4 Pharmaceuticals, Inc.*	2,761	23,772
XBiotech, Inc.*	2,119	36,383
Xencor, Inc.*	9,060	390,124
XOMA Corp.*	1,030	42,034
Y-mAbs Therapeutics, Inc.*	4,989	150,867
Zentalis Pharmaceuticals, Inc.*	4,693	203,629
ZIOPHARM Oncology, Inc.* (a)	34,636	124,690
		45,810,464
Health Care Equipment & Supplies 3.3%
Accelerate Diagnostics, Inc.* (a)	5,301	44,104
Accuray, Inc.*	14,218	70,379
Acutus Medical, Inc.*	2,349	31,406

Alphatec Holdings, Inc.*	8,782	138,668
AngioDynamics, Inc.*	5,773	135,088
Antares Pharma, Inc.*	25,905	106,470
Apyx Medical Corp.*	5,761	55,651
Aspira Women's Health, Inc.* (a)	13,900	93,825
AtriCure, Inc.*	7,135	467,485
Atrion Corp.	230	147,501
Avanos Medical, Inc.*	7,781	340,341
AxoGen, Inc.*	6,125	124,093
Axonics Modulation Technologies, Inc.* (a)	4,941	295,916
Bellerophon Therapeutics, Inc.*	642	3,332
Beyond Air, Inc.*	2,449	13,470
BioLife Solutions, Inc.*	2,367	85,212
BioSig Technologies, Inc.*	3,966	17,093
Bioventus, Inc. “A”*	1,247	19,054
Cantel Medical Corp.*	6,187	493,970
Cardiovascular Systems, Inc.*	6,422	246,219
Cerus Corp.*	26,918	161,777
Chembio Diagnostics, Inc.*	3,260	11,443
Co-diagnostics, Inc.* (a)	4,207	40,135
CONMED Corp.	4,438	579,558
CryoLife, Inc.* (a)	6,106	137,873
CryoPort, Inc.* (a)	6,496	337,857
Cutera, Inc.*	2,722	81,796
CytoSorbents Corp.*	7,011	60,855
Eargo, Inc.* (a)	1,338	66,833
Electromed, Inc.*	1,301	13,713
FONAR Corp.*	1,095	19,809
GenMark Diagnostics, Inc.*	11,337	270,954
Glaukos Corp.*	6,960	584,153
Heska Corp.*	1,140	192,044
Inari Medical, Inc.*	2,700	288,900
Inogen, Inc.*	2,986	156,825
Integer Holdings Corp.*	5,335	491,353
Intersect ENT, Inc.*	5,250	109,620
IntriCon, Corp.*	1,404	35,999
Invacare Corp.	5,829	46,749
iRadimed Corp.*	1,016	26,182
iRhythm Technologies, Inc.*	4,708	653,753
Lantheus Holdings, Inc.*	10,812	231,052
LeMaitre Vascular, Inc.	2,628	128,194
LENSAR, Inc.*	1,519	11,028
LivaNova PLC*	7,962	587,038
Lucira Health, Inc.* (a)	1,687	20,413
Meridian Bioscience, Inc.*	6,870	180,337
Merit Medical Systems, Inc.*	8,850	529,938
Mesa Laboratories, Inc.	763	185,790
Milestone Scientific, Inc.*	6,529	23,309
Misonix, Inc.*	1,979	38,769
Natus Medical, Inc.*	5,387	137,961
Nemaura Medical, Inc.*	1,260	9,626
Neogen Corp.*	8,586	763,210
Nevro Corp.*	5,539	772,690
NuVasive, Inc.*	8,395	550,376
OraSure Technologies, Inc.*	11,451	133,633
Ortho Clinical Diagnostics Holdings PLC*	14,399	277,829
Orthofix Medical, Inc.*	3,021	130,960
OrthoPediatrics Corp.*	2,118	103,253

Outset Medical, Inc.*	1,651	89,798
Pavmed, Inc.*	10,287	45,674
Pulmonx Corp.*	1,842	84,253
Pulse Biosciences, Inc.* (a)	2,153	50,983
Quotient Ltd.*	12,092	44,499
Repro-med Systems, Inc.*	4,551	16,020
Retractable Technologies, Inc.* (a)	2,191	28,089
Rockwell Medical, Inc.*	12,932	15,001
SeaSpine Holdings Corp.*	4,132	71,897
Shockwave Medical, Inc.*	4,640	604,406
SI-BONE, Inc.*	4,765	151,575
Sientra, Inc.*	8,318	60,638
Silk Road Medical, Inc.*	4,461	225,950
Soliton, Inc.*	1,120	19,678
STAAR Surgical Co.*	7,464	786,780
Stereotaxis, Inc.*	7,711	51,818
Surgalign Holdings, Inc.*	16,116	35,133
SurModics, Inc.*	2,093	117,355
Tactile Systems Technology, Inc.*	3,034	165,323
Talis Biomedical Corp.*	2,153	27,666
Tela Bio, Inc.*	1,016	15,138
TransMedics Group, Inc.*	4,014	166,541
Utah Medical Products, Inc.	578	50,055
Vapotherm, Inc.*	3,078	73,934
Varex Imaging Corp.*	6,034	123,637
Venus Concept, Inc.*	3,480	8,178
ViewRay, Inc.*	19,688	85,643
Volitionrx Ltd.*	4,390	16,594
Zynex, Inc.* (a)	3,097	47,291
		15,392,411
Health Care Providers & Services 2.7%
1Life Healthcare, Inc.*	12,805	500,419
Accolade, Inc.*	5,223	236,968
Adapthealth Corp.*	12,247	450,200
Addus HomeCare Corp.*	2,423	253,422
AMN Healthcare Services, Inc.*	7,603	560,341
Apollo Medical Holdings, Inc.* (a)	3,347	90,670
Apria, Inc.*	1,240	34,633
Avalon GloboCare Corp.* (a)	4,006	4,286
Biodesix, Inc.*	470	9,546
Brookdale Senior Living, Inc.*	29,768	180,096
Castle Biosciences, Inc.*	2,378	162,798
Community Health Systems, Inc.*	14,124	190,956
CorVel Corp.*	1,448	148,550
Covetrus, Inc.*	18,936	567,512
Cross Country Healthcare, Inc.*	6,108	76,289
Enzo Biochem, Inc.*	7,657	26,340
Exagen, Inc.*	822	14,385
Five Star Senior Living, Inc.*	3,161	19,345
Fulgent Genetics, Inc.* (a)	2,194	211,984
Hanger, Inc.*	6,013	137,217
HealthEquity, Inc.*	13,078	889,304
InfuSystems Holdings, Inc.*	2,553	51,979
LHC Group, Inc.*	4,947	945,916
Magellan Health, Inc.*	3,938	367,179
MEDNAX, Inc.*	12,158	309,664
ModivCare, Inc.*	1,974	292,389
National Healthcare Corp.	2,016	157,067

National Research Corp.	2,208	103,401
Ontrack, Inc.* (a)	1,246	40,570
Option Care Health, Inc.*	13,952	247,508
Owens & Minor, Inc.	11,860	445,817
Patterson Companies, Inc. (a)	13,876	443,338
Pennant Group, Inc.*	4,155	190,299
PetIQ, Inc.*	3,483	122,811
Progenity, Inc.* (a)	2,898	13,794
Progyny, Inc.*	4,372	194,598
R1 RCM, Inc.*	17,701	436,861
RadNet, Inc.*	7,185	156,274
Select Medical Holdings Corp.*	17,707	603,809
Sharps Compliance Corp.*	2,351	33,784
Surgery Partners, Inc.*	4,228	187,131
Tenet Healthcare Corp.*	17,031	885,612
The Ensign Group, Inc.	8,428	790,884
The Joint Corp.* (a)	2,095	101,335
Tivity Health, Inc.*	7,038	157,088
Triple-S Management Corp. “B”*	3,665	95,400
U.S. Physical Therapy, Inc.	2,048	213,197
Viemed Healthcare, Inc.*	5,962	60,335
		12,413,301
Health Care Technology 1.1%
Allscripts Healthcare Solutions, Inc.*	25,637	384,940
Computer Programs & Systems, Inc.	2,179	66,677
Evolent Health, Inc. “A”*	12,324	248,945
Health Catalyst, Inc.* (a)	5,490	256,767
HealthStream, Inc.*	4,056	90,611
HMS Holdings Corp.*	14,351	530,628
Icad, Inc.*	3,128	66,376
Inovalon Holdings, Inc. “A”*	12,133	349,188
Inspire Medical Systems, Inc.*	4,266	883,019
NantHealth, Inc.*	5,014	16,095
NextGen Healthcare, Inc.*	8,938	161,778
Omnicell, Inc.* (a)	6,930	899,999
OptimizeRx Corp.*	2,671	130,211
Phreesia, Inc.*	5,487	285,873
Schrodinger, Inc.*	4,904	374,126
Simulations Plus, Inc.	2,486	157,215
Tabula Rasa HealthCare, Inc.* (a)	3,409	156,985
Vocera Communications, Inc.*	5,237	201,415
		5,260,848
Life Sciences Tools & Services 0.9%
Champions Oncology, Inc.*	1,345	15,199
ChromaDex Corp.* (a)	6,569	61,354
Codexis, Inc.*	9,407	215,326
Fluidigm Corp.* (a)	12,296	55,578
Harvard Bioscience, Inc.*	6,434	35,130
Luminex Corp.	7,029	224,225
Medpace Holdings, Inc.*	4,502	738,553
NanoString Technologies, Inc.*	7,200	473,112
NeoGenomics, Inc.* (a)	17,708	854,057
Pacific Biosciences of California, Inc.*	29,714	989,773
Personalis, Inc.*	4,306	105,971
Quanterix Corp.*	3,922	229,319
Seer, Inc.* (a)	2,356	117,847
		4,115,444

Machinery 0.0%
Agrify Corp.*	998	12,455
Pharmaceuticals 1.5%
AcelRx Pharmaceuticals, Inc.*	14,440	24,548
Aerie Pharmaceuticals, Inc.*	6,110	109,186
Agile Therapeutics, Inc.*	12,045	25,054
Amneal Pharmaceuticals, Inc.*	15,449	103,972
Amphastar Pharmaceuticals, Inc.*	5,776	105,816
Angion Biomedica Corp.*	963	17,401
ANI Pharmaceuticals, Inc.*	1,635	59,089
Aquestive Therapeutics, Inc.*	3,296	17,139
Arvinas, Inc.*	5,922	391,444
Atea Pharmaceuticals, Inc.* (a)	2,335	144,186
Athira Pharma, Inc.*	2,132	39,229
Avenue Therapeutics, Inc.*	1,234	7,490
Axsome Therapeutics, Inc.*	4,518	255,809
Aytu BioPharma, Inc.*	3,570	27,132
BioDelivery Sciences International, Inc.*	13,810	53,997
Cara Therapeutics, Inc.*	6,518	141,506
Cassava Sciences, Inc.* (a)	5,327	239,449
Cerecor, Inc.*	5,898	17,812
Chiasma, Inc.*	8,051	25,200
Collegium Pharmaceutical, Inc.*	5,452	129,212
Corcept Therapeutics, Inc.*	15,856	377,214
CorMedix, Inc.*	5,114	51,089
Cymabay Therapeutics, Inc.*	10,657	48,383
Durect Corp.*	36,276	71,826
Eloxx Pharmaceuticals, Inc.*	4,876	16,188
Endo International PLC*	36,867	273,184
Eton Pharmaceuticals, Inc.* (a)	2,467	18,058
Evofem Biosciences, Inc.* (a)	11,939	20,893
Evolus, Inc.*	3,722	48,349
Fulcrum Therapeutics, Inc.*	2,397	28,237
Graybug Vision, Inc.* (a)	1,078	5,983
Harmony Biosciences Holdings, Inc.*	985	32,544
Harrow Health, Inc.*	3,801	25,657
Imara, Inc.*	1,268	10,702
Innoviva, Inc.*	10,244	122,416
Intra-Cellular Therapies, Inc.*	10,817	367,021
Kala Pharmaceuticals, Inc.* (a)	6,963	46,931
Kaleido Biosciences, Inc.*	2,389	19,351
Landos Biopharma, Inc.*	1,053	10,140
Lannett Co., Inc.*	5,562	29,367
Liquidia Technologies, Inc.*	3,806	10,238
Lyra Therapeutics, Inc.*	769	8,913
Marinus Pharmaceuticals, Inc.* (a)	4,791	74,165
NGM Biopharmaceuticals, Inc.*	4,206	122,268
Ocular Therapeutix, Inc.*	11,904	195,345
Odonate Therapeutics, Inc.* (a)	2,645	9,046
Omeros Corp.* (a)	9,459	168,370
Optinose, Inc.*	5,767	21,280
Osmotica Pharmaceuticals PLC* (a)	2,153	7,019
Pacira BioSciences, Inc.*	6,955	487,476
Paratek Pharmaceuticals, Inc.*	7,610	53,727
Phathom Pharmaceuticals, Inc.*	1,833	68,847
Phibro Animal Health Corp. “A”	3,142	76,665
Pliant Therapeutics, Inc.* (a)	3,924	154,331

Prestige Consumer Healthcare, Inc.*	8,171	360,178
Provention Bio, Inc.*	8,664	90,929
Recro Pharma, Inc.*	3,553	9,913
Relmada Therapeutics, Inc.* (a)	2,318	81,617
Revance Therapeutics, Inc.*	10,279	287,298
Satsuma Pharmaceuticals, Inc.*	1,715	10,136
scPharmaceuticals, Inc.*	1,016	6,756
SIGA Technologies, Inc.*	8,001	52,006
Strongbridge Biopharma PLC*	7,547	20,830
Supernus Pharmaceuticals, Inc.*	7,944	207,974
Tarsus Pharmaceuticals, Inc.*	1,028	33,132
Terns Pharmaceuticals, Inc.*	1,447	31,834
TherapeuticsMD, Inc.* (a)	54,921	73,594
Theravance Biopharma, Inc.*	7,416	151,361
Tricida, Inc.*	4,989	26,392
Verrica Pharmaceuticals, Inc.*	2,141	32,436
VYNE Therapeutics, Inc.* (a)	6,001	41,077
WaVe Life Sciences Ltd.*	5,506	30,889
Xeris Pharmaceuticals, Inc.* (a)	7,895	35,606
Zogenix, Inc.*	9,080	177,242
		6,777,094
Industrials 15.9%
Aerospace & Defense 0.8%
AAR Corp.	5,472	227,909
Aerojet Rocketdyne Holdings, Inc.	11,748	551,686
AeroVironment, Inc.*	3,528	409,460
Astronics Corp.*	3,958	71,402
Cubic Corp.	5,237	390,523
Ducommun, Inc.*	1,690	101,400
Kaman Corp.	4,492	230,395
Kratos Defense & Security Solutions, Inc.*	19,763	539,135
Maxar Technologies, Inc.	11,591	438,371
Moog, Inc. “A”	4,748	394,796
National Presto Industries, Inc.	791	80,737
Pae, Inc.*	9,234	83,291
Park Aerospace Corp.	3,363	44,459
Parsons Corp.* (a)	3,637	147,080
Triumph Group, Inc.	8,165	150,073
Vectrus, Inc.*	1,813	96,887
		3,957,604
Air Freight & Logistics 0.3%
Air Transport Services Group, Inc.*	9,626	281,657
Atlas Air Worldwide Holdings, Inc.*	4,194	253,485
Echo Global Logistics, Inc.*	4,181	131,325
Forward Air Corp.	4,475	397,425
Hub Group, Inc. “A”*	5,377	361,765
Radiant Logistics, Inc.*	6,951	48,309
		1,473,966
Airlines 0.4%
Allegiant Travel Co.*	2,132	520,336
Hawaiian Holdings, Inc.	7,888	210,373
Mesa Air Group, Inc.*	5,331	71,702
SkyWest, Inc.	8,049	438,510
Spirit Airlines, Inc.* (a)	16,035	591,691
		1,832,612

Building Products 1.7%
AAON, Inc.	6,670	466,967
Advanced Drainage Systems, Inc.	9,179	949,017
Alpha Pro Tech Ltd.*	2,165	21,130
American Woodmark Corp.*	2,748	270,898
Apogee Enterprises, Inc.	4,105	167,812
Builders FirstSource, Inc.*	33,205	1,539,716
Caesarstone Ltd.	3,857	52,957
Cornerstone Building Brands, Inc.*	7,352	103,149
CSW Industrials, Inc.	2,223	300,105
Gibraltar Industries, Inc.*	5,314	486,284
Griffon Corp.	7,509	204,020
Insteel Industries, Inc.	3,092	95,357
JELD-WEN Holding, Inc.*	11,056	306,141
Masonite International Corp.*	3,972	457,733
PGT Innovations, Inc.*	9,273	234,143
Quanex Building Products Corp.	5,279	138,468
Resideo Technologies, Inc.*	23,532	664,779
Simpson Manufacturing Co., Inc.	7,092	735,653
Ufp Industries, Inc.	9,736	738,378
		7,932,707
Commercial Services & Supplies 1.9%
ABM Industries, Inc.	10,943	558,202
Acco Brands Corp.	14,932	126,026
Brady Corp. “A”	7,658	409,320
BrightView Holdings, Inc.*	6,611	111,528
Casella Waste Systems, Inc. “A”*	7,979	507,225
CECO Environmental Corp.*	5,409	42,893
Cimpress PLC*	2,909	291,278
CompX International, Inc.	256	4,611
CoreCivic, Inc.	19,280	174,484
Covanta Holding Corp.	19,328	267,886
Deluxe Corp.	6,782	284,573
Ennis, Inc.	4,003	85,464
Harsco Corp.*	12,610	216,261
Healthcare Services Group, Inc.	12,153	340,649
Heritage-Crystal Clean, Inc.*	2,615	70,945
Herman Miller, Inc.	9,629	396,233
HNI Corp.	6,987	276,406
Interface, Inc.	9,343	116,601
KAR Auction Services, Inc.	21,029	315,435
Kimball International, Inc. “B”	5,579	78,106
Knoll, Inc.	8,029	132,559
Matthews International Corp. “A”	4,963	196,287
Montrose Environmental Group, Inc.*	3,507	176,016
NL Industries, Inc.	1,487	11,078
Pitney Bowes, Inc.	28,309	233,266
Quad Graphics, Inc.	5,771	20,372
SP Plus Corp.* (a)	3,635	119,192
Steelcase, Inc. “A”	14,141	203,489
Team, Inc.*	5,127	59,114
Tetra Tech, Inc. (a)	8,782	1,191,893
The Brink's Co.	8,025	635,821
U.S. Ecology, Inc.*	5,157	214,737
UniFirst Corp.	2,456	549,432
Viad Corp.	3,238	135,186
VSE Corp.	1,524	60,198
		8,612,766

Construction & Engineering 1.5%
Aegion Corp.*	4,767	137,051
Ameresco, Inc. “A”*	4,015	195,250
Api Group Corp. 144A*	22,788	471,256
Arcosa, Inc.	7,890	513,560
Argan, Inc.	2,418	129,000
Comfort Systems U.S.A., Inc.	5,859	438,077
Concrete Pumping Holdings, Inc.*	4,510	33,419
Construction Partners, Inc. “A”*	4,595	137,299
Dycom Industries, Inc.*	5,004	464,621
EMCOR Group, Inc.	8,852	992,840
Fluor Corp.	22,982	530,654
Granite Construction, Inc.	7,666	308,557
Great Lakes Dredge & Dock Corp.*	10,316	150,407
HC2 Holdings, Inc.*	8,367	32,966
IES Holdings, Inc.*	1,268	63,920
MasTec, Inc.*	9,235	865,320
Matrix Service Co.*	4,505	59,061
MYR Group, Inc.*	2,668	191,216
Northwest Pipe Co.*	1,626	54,341
NV5 Holdings, Inc.*	1,755	169,480
Primoris Services Corp.	7,831	259,441
Sterling Construction Co., Inc.*	4,316	100,131
Tutor Perini Corp.*	6,814	129,125
WillScot Mobile Mini Holdings Corp*	28,200	782,550
		7,209,542
Electrical Equipment 1.7%
Allied Motion Technologies, Inc. (a)	1,258	64,573
American Superconductor Corp.*	4,485	85,036
Atkore, Inc.*	7,623	548,094
AZZ, Inc.	4,121	207,492
Bloom Energy Corp. “A”* (a)	14,433	390,413
Encore Wire Corp.	3,268	219,381
EnerSys	6,882	624,886
Fuelcell Energy, Inc.*	51,311	739,391
LSI Industries, Inc.	4,503	38,411
Orion Energy Systems, Inc.*	4,742	33,004
Plug Power, Inc.*	67,140	2,406,298
Powell Industries, Inc.	1,560	52,837
Preformed Line Products Co.	538	36,987
Sunrun, Inc.*	25,874	1,564,860
Thermon Group Holdings, Inc.*	5,319	103,667
TPI Composites, Inc.*	5,005	282,432
Ultralife Corp.*	1,701	14,084
Vicor Corp.*	3,124	265,634
		7,677,480
Industrial Conglomerates 0.0%
Raven Industries, Inc.	5,783	221,662
Machinery 3.7%
Alamo Group, Inc.	1,608	251,089
Albany International Corp. “A”	5,023	419,270
Altra Industrial Motion Corp.	10,507	581,247
Astec Industries, Inc.	3,654	275,585
Barnes Group, Inc.	7,630	377,990
Blue Bird Corp.*	2,368	59,271
Chart Industries, Inc.*	5,882	837,303
CIRCOR International, Inc.*	3,205	111,598

Columbus McKinnon Corp.	3,871	204,234
Douglas Dynamics, Inc.	3,698	170,663
Energy Recovery, Inc.*	6,511	119,412
Enerpac Tool Group Corp.	9,787	255,636
EnPro Industries, Inc.	3,374	287,701
ESCO Technologies, Inc.	4,188	456,031
Evoqua Water Technologies Corp.*	18,804	494,545
Federal Signal Corp.	9,739	373,004
Franklin Electric Co., Inc.	7,503	592,287
Gencor Industries, Inc.*	1,552	20,812
Gorman-Rupp Co. (a)	2,762	91,450
Graham Corp.	1,650	23,496
Greenbrier Companies, Inc.	5,314	250,927
Helios Technologies, Inc.	5,079	370,107
Hillenbrand, Inc.	12,055	575,144
Hurco Companies, Inc.	879	31,029
Hydrofarm Holdings Group, Inc.*	1,556	93,858
Hyster-Yale Materials Handling, Inc.	1,567	136,517
John Bean Technologies Corp.	5,099	679,901
Kadant, Inc. (a)	1,862	344,489
Kennametal, Inc.	13,561	542,033
L.B. Foster Co. “A”*	1,769	31,665
Lindsay Corp.	1,769	294,751
Luxfer Holdings PLC	4,431	94,292
Lydall, Inc.*	2,816	95,012
Mayville Engineering Co., Inc.*	1,165	16,753
Meritor, Inc.*	11,297	332,358
Miller Industries, Inc.	1,713	79,123
Mueller Industries, Inc.	9,110	376,698
Mueller Water Products, Inc. “A”	25,516	354,417
Navistar International Corp.*	8,095	356,423
NN, Inc.*	7,174	50,720
Omega Flex, Inc.	450	71,046
Park-Ohio Holdings Corp.	1,505	47,392
Proto Labs, Inc.*	4,354	530,099
RBC Bearings, Inc.*	4,011	789,244
REV Group, Inc.	4,423	84,745
Rexnord Corp.	19,622	924,000
Shyft Group, Inc.	5,513	205,084
SPX Corp.*	7,010	408,473
SPX FLOW, Inc.	6,937	439,320
Standex International Corp.	2,011	192,191
Tennant Co.	2,959	236,394
Terex Corp.	10,967	505,250
The Eastern Co.	1,014	27,175
The ExOne Co.* (a)	2,334	73,194
The Manitowoc Co., Inc.*	5,321	109,719
TriMas Corp.*	6,652	201,689
Wabash National Corp.	8,763	164,744
Watts Water Technologies, Inc. “A”	4,485	532,863
Welbilt, Inc.*	21,267	345,589
		16,997,052
Marine 0.2%
Costamare, Inc.	7,787	74,911
Eagle Bulk Shipping, Inc.*	1,091	39,407
Eneti, Inc.	1,501	31,566
Genco Shipping & Trading Ltd.	2,769	27,912
Matson, Inc.	6,959	464,165

Pangaea Logistics Solutions Ltd.	2,016	6,371
Safe Bulkers, Inc.*	9,520	23,324
SEACOR Holdings, Inc.*	3,104	126,488
		794,144
Professional Services 1.5%
Acacia Research Corp.*	8,316	55,301
Akerna Corp.* (a)	3,065	15,141
ASGN, Inc.*	8,290	791,198
Barrett Business Services, Inc.	1,183	81,461
BGSF, Inc.	1,659	23,226
CBIZ, Inc.*	8,328	271,993
CRA International, Inc.	1,190	88,822
Exponent, Inc.	8,374	816,046
Forrester Research, Inc.*	1,718	72,981
Franklin Covey Co.*	2,160	61,106
GP Strategies Corp.*	2,171	37,884
Heidrick & Struggles International, Inc.	3,060	109,303
Huron Consulting Group, Inc.*	3,688	185,801
ICF International, Inc.	2,965	259,141
Insperity, Inc.	5,858	490,549
KBR, Inc.	23,196	890,494
Kelly Services, Inc. “A”	5,377	119,746
Kforce, Inc.	3,262	174,843
Korn/Ferry International	8,793	548,419
ManTech International Corp. “A”	4,428	385,015
Mastech Holdings, Inc.*	724	12,750
Mistras Group, Inc.*	2,950	33,660
Red Violet, Inc.*	1,212	22,325
Resources Connection, Inc.	4,683	63,408
TriNet Group, Inc.*	6,706	522,800
TrueBlue, Inc.*	5,757	126,769
Upwork, Inc.*	15,118	676,833
Willdan Group, Inc.*	1,623	66,624
		7,003,639
Road & Rail 0.6%
ArcBest Corp.	4,121	289,995
Avis Budget Group, Inc.*	8,577	622,175
Covenant Logistics Group, Inc.*	2,069	42,601
Daseke, Inc.*	7,884	66,935
Heartland Express, Inc.	7,767	152,078
Marten Transport Ltd.	9,879	167,647
P.A.M. Transportation Services, Inc.*	333	20,546
Saia, Inc.* (a)	4,272	985,038
U.S. Xpress Enterprises, Inc. “A”*	3,914	45,989
Universal Logistics Holdings, Inc.	1,353	35,597
Werner Enterprises, Inc.	9,687	456,936
		2,885,537
Trading Companies & Distributors 1.6%
Alta Equipment Group, Inc.*	2,939	38,207
Applied Industrial Technologies, Inc.	6,302	574,553
Beacon Roofing Supply, Inc.*	8,883	464,759
Boise Cascade Co.	6,381	381,775
CAI International, Inc.	2,805	127,684
Custom Truck One Source,, Inc.Co.	2,494	23,319
DXP Enterprises, Inc.* (a)	2,764	83,390
EVI Industries, Inc.*	839	24,138
GATX Corp. (a)	5,671	525,929

General Finance Corp.*	1,969	23,923
GMS, Inc.*	6,773	282,773
H&E Equipment Services, Inc.	5,232	198,816
Herc Holdings, Inc.*	3,973	402,584
Lawson Products, Inc.*	770	39,932
McGrath RentCorp.	3,921	316,229
MRC Global, Inc.* (a)	12,309	111,150
NOW, Inc.*	17,579	177,372
Rush Enterprises, Inc. “A”	6,698	333,761
Rush Enterprises, Inc. “B”	1,155	52,079
SiteOne Landscape Supply, Inc.*	7,161	1,222,669
Systemax, Inc.	2,010	82,651
Textainer Group Holdings Ltd.*	8,046	230,518
Titan Machinery, Inc.*	3,227	82,288
Transcat, Inc.*	1,225	60,123
Triton International Ltd.	9,846	541,432
Veritiv Corp.*	2,257	96,013
WESCO International, Inc.*	7,995	691,807
Willis Lease Finance Corp.*	491	21,339
		7,211,213
Information Technology 12.6%
Communications Equipment 0.7%
ADTRAN, Inc.	7,651	127,619
Applied Optoelectronics, Inc.*	3,437	28,733
CalAmp Corp.*	5,260	57,071
Calix, Inc.*	8,595	297,903
Cambium Networks Corp.*	1,336	62,418
Casa Systems, Inc.*	5,386	51,329
Clearfield, Inc.*	1,783	53,722
Comtech Telecommunications Corp.	3,836	95,286
Digi International, Inc.*	4,871	92,500
DZS, Inc.*	2,494	38,782
Extreme Networks, Inc.*	19,742	172,743
Genasys, Inc.*	5,826	38,976
Harmonic, Inc.*	15,206	119,215
Infinera Corp.*	26,865	258,710
Inseego Corp.*	11,466	114,660
KVH Industries, Inc.*	2,908	36,873
NETGEAR, Inc.*	4,897	201,267
NetScout Systems, Inc.*	11,490	323,558
PC-Tel, Inc.*	2,943	20,454
Plantronics, Inc.	5,585	217,312
Resonant, Inc.*	8,488	35,989
Ribbon Communications, Inc.*	10,566	86,747
Viavi Solutions, Inc.*	37,349	586,379
		3,118,246
Electronic Equipment, Instruments & Components 2.1%
908 Devices, Inc.*	1,166	56,551
Akoustis Technologies, Inc.* (a)	5,920	78,973
Arlo Technologies, Inc.*	12,589	79,059
Badger Meter, Inc.	4,772	444,130
Bel Fuse, Inc. “B”	1,744	34,688
Belden, Inc.	7,186	318,843
Benchmark Electronics, Inc.	5,981	184,932
CTS Corp.	5,204	161,636
Daktronics, Inc.	6,326	39,664

ePlus, Inc.*	2,169	216,119
Fabrinet*	5,986	541,075
FARO Technologies, Inc.*	2,889	250,101
II-VI, Inc.*	16,725	1,143,488
Insight Enterprises, Inc.*	5,685	542,463
Intellicheck, Inc.*	2,978	24,956
Iteris, Inc.*	6,737	41,567
Itron, Inc.*	7,166	635,266
Kimball Electronics, Inc.*	3,816	98,453
Knowles Corp.*	14,548	304,344
Luna Innovations, Inc.*	5,100	53,703
Methode Electronics, Inc.	5,917	248,396
MTS Systems Corp.	3,148	183,214
Napco Security Technologies, Inc.* (a)	2,320	80,806
nLight, Inc.*	5,751	186,332
Novanta, Inc.*	5,565	733,968
OSI Systems, Inc.*	2,774	266,581
PAR Technology Corp.* (a)	3,099	202,706
PC Connection, Inc.	1,727	80,116
Plexus Corp.*	4,632	425,403
Powerfleet, Inc.*	4,787	39,349
Research Frontiers, Inc.*	4,947	14,049
Rogers Corp.*	3,040	572,158
Sanmina Corp.*	10,482	433,745
ScanSource, Inc.*	4,044	121,118
TTM Technologies, Inc.*	16,112	233,624
Vishay Intertechnology, Inc.	21,679	522,030
Vishay Precision Group, Inc.*	1,914	58,970
Wrap Technologies, Inc.* (a)	2,132	11,854
		9,664,430
IT Services 1.5%
BM Technologies, Inc.*	774	9,017
Brightcove, Inc.* (a)	6,600	132,792
Cardtronics PLC “A”* (a)	5,834	226,359
Cass Information Systems, Inc.	2,232	103,275
Conduent, Inc.*	26,747	178,135
CSG Systems International, Inc.	5,263	236,256
EVERTEC, Inc.	9,791	364,421
Evo Payments, Inc. “A”*	7,453	205,107
Exlservice Holdings, Inc.*	5,404	487,225
Greensky, Inc. “A”*	10,943	67,737
Grid Dynamics Holdings, Inc.*	4,549	72,466
GTT Communications, Inc.* (a)	5,566	10,186
I3 Verticals, Inc. “A”*	3,037	94,527
IBEX Ltd.*	749	16,478
Information Services Group, Inc.*	5,870	25,828
International Money Express, Inc.*	4,656	69,887
Limelight Networks, Inc.*	18,485	65,991
LiveRamp Holdings, Inc.*	10,662	553,144
MAXIMUS, Inc.	9,973	887,996
MoneyGram International, Inc.*	9,530	62,612
NIC, Inc.	10,718	363,662
Paysign, Inc.*	5,155	22,527
Perficient, Inc.*	5,315	312,097
Perspecta, Inc.	22,659	658,244
PFSweb, Inc.*	2,616	17,658
Priority Technology Holdings, Inc.*	1,214	8,425
Rackspace Technology, Inc.* (a)	5,675	134,951

Repay Holdings Corp.*	10,862	255,040
ServiceSource International, Inc.*	14,899	21,901
StarTek, Inc.*	2,999	23,842
Sykes Enterprises, Inc.*	6,209	273,693
The Hackett Group, Inc.	3,809	62,429
TTEC Holdings, Inc.	2,935	294,821
Tucows, Inc. “A”* (a)	1,493	115,707
Unisys Corp.*	10,011	254,480
Verra Mobility Corp.*	21,861	295,889
		6,984,805
Semiconductors & Semiconductor Equipment 2.9%
Advanced Energy Industries, Inc.	6,197	676,527
Alpha & Omega Semiconductor Ltd.*	3,357	109,774
Ambarella, Inc.*	5,512	553,350
Amkor Technology, Inc.	16,355	387,777
Atomera, Inc.*	2,972	72,814
Axcelis Technologies, Inc.*	5,400	221,886
AXT, Inc.*	6,078	70,870
Brooks Automation, Inc.	11,841	966,818
CEVA, Inc.*	3,577	200,849
CMC Materials, Inc.	4,734	836,924
Cohu, Inc.	6,884	288,027
CyberOptics Corp.*	1,251	32,488
Diodes, Inc.*	6,996	558,561
DSP Group, Inc.*	3,324	47,367
FormFactor, Inc.*	12,584	567,664
GSI Technology, Inc.*	2,812	18,812
Ichor Holdings Ltd.*	4,413	237,419
Impinj, Inc.*	2,798	159,122
Lattice Semiconductor Corp.*	22,172	998,183
MACOM Technology Solutions Holdings, Inc.*	7,803	452,730
Maxeon Solar Technologies Ltd.* (a)	1,757	55,451
MaxLinear, Inc.*	11,191	381,389
NeoPhotonics Corp.*	7,981	95,373
NVE Corp.	734	51,453
Onto Innovation, Inc.* (a)	7,759	509,844
PDF Solutions, Inc.* (a)	4,558	81,041
Photronics, Inc.*	10,116	130,092
Pixelworks, Inc.*	7,113	23,544
Power Integrations, Inc.	9,621	783,919
Rambus, Inc.*	18,594	361,467
Semtech Corp.*	10,527	726,363
Silicon Laboratories, Inc.*	7,073	997,788
SiTime Corp.*	1,887	186,058
SMART Global Holdings, Inc.*	2,282	105,018
SunPower Corp.* (a)	12,438	416,051
Synaptics, Inc.*	5,681	769,321
Ultra Clean Holdings, Inc.*	6,559	380,684
Veeco Instruments, Inc.*	7,943	164,738
		13,677,556
Software 5.1%
8x8, Inc.*	17,382	563,872
A10 Networks, Inc.*	9,738	93,582
ACI Worldwide, Inc.*	18,656	709,861
Agilysys, Inc.*	3,055	146,518
Alarm.com Holdings, Inc.*	7,741	668,668
Altair Engineering, Inc. “A”*	7,052	441,244
American Software, Inc. “A” (a)	5,056	104,659

Appfolio, Inc. “A”*	2,687	379,969
Appian Corp.* (a)	5,799	770,977
Asure Software, Inc.*	2,283	17,442
Avaya Holdings Corp.*	13,583	380,731
Benefitfocus, Inc.* (a)	4,476	61,814
Blackbaud, Inc.	7,935	564,020
Blackline, Inc.*	8,308	900,587
Bottomline Technologies de, Inc.*	7,254	328,243
Box, Inc. “A”*	23,382	536,851
Cerence, Inc.*	6,198	555,217
ChannelAdvisor Corp.*	4,710	110,920
Cloudera, Inc.*	33,352	405,894
Cognyte Software Ltd.*	10,591	294,536
CommVault Systems, Inc.*	6,906	445,437
Cornerstone OnDemand, Inc.*	10,036	437,369
Digimarc Corp.* (a)	1,872	55,523
Digital Turbine, Inc.*	13,728	1,103,182
Domo, Inc. “B”*	4,375	246,269
Ebix, Inc.	4,335	138,850
eGain Corp.* (a)	3,562	33,803
Envestnet, Inc.*	8,642	624,212
GTY Technology Holdings, Inc.*	7,615	48,660
Intelligent Systems Corp.* (a)	1,272	52,037
InterDigital, Inc.	5,050	320,422
J2 Global, Inc.*	7,067	847,051
LivePerson, Inc.*	10,160	535,838
MicroStrategy, Inc. “A”* (a)	1,192	809,130
Mimecast Ltd.*	9,417	378,658
Mitek Systems, Inc.*	6,935	101,112
Model N, Inc.*	5,765	203,101
ON24, Inc.*	1,411	68,448
OneSpan, Inc.*	5,357	131,246
Park City Group, Inc.*	1,956	11,951
Ping Identity Holding Corp.*	5,970	130,922
Progress Software Corp.	7,256	319,699
PROS Holdings, Inc.*	6,624	281,520
Q2 Holdings, Inc.*	8,211	822,742
QAD, Inc. “A”	1,861	123,905
Qualys, Inc.*	5,550	581,529
Rapid7, Inc.*	8,437	629,485
Rimini Street, Inc.*	3,637	32,624
SailPoint Technologies Holding, Inc.*	14,360	727,190
Sapiens International Corp. NV	4,370	138,922
Seachange International, Inc.*	5,763	8,933
SecureWorks Corp. “A”*	1,587	21,234
ShotSpotter, Inc.*	1,228	43,066
Smith Micro Software, Inc.*	5,546	30,531
Sprout Social, Inc. “A”*	4,519	261,017
SPS Commerce, Inc.*	5,804	576,395
Sumo Logic, Inc.*	2,231	42,077
SVMK, Inc.* (a)	20,033	367,004
Synchronoss Technologies, Inc.*	7,059	25,201
Telos Corp.* (a)	2,693	102,119
Tenable Holdings, Inc.*	11,584	419,167
Upland Software, Inc.* (a)	4,272	201,596
Varonis Systems, Inc.*	16,505	847,367
Verint Systems, Inc.*	10,594	481,921
Veritone, Inc.* (a)	4,312	103,402

Viant Technology, Inc. “A”* (a)	1,751	92,610
Virnetx Holding Corp. (a)	9,845	54,837
Workiva, Inc.*	6,484	572,278
Xperi Holding Corp.	17,033	370,808
Yext, Inc.*	17,342	251,112
Zix Corp.*	8,527	64,379
Zuora, Inc. “A”*	17,082	252,814
		23,606,310
Technology Hardware, Storage & Peripherals 0.3%
3D Systems Corp.*	19,716	541,007
Avid Technology, Inc.*	5,285	111,566
Corsair Gaming, Inc.* (a)	3,749	124,804
Diebold Nixdorf, Inc.*	11,253	159,005
Eastman Kodak Co.* (a)	2,675	21,052
Immersion Corp.*	2,479	23,749
Intevac, Inc.*	3,956	28,285
Quantum Corp.*	6,890	57,394
Super Micro Computer, Inc.*	7,096	277,170
		1,344,032
Materials 4.4%
Chemicals 1.7%
Advanced Emissions Solutions, Inc.	2,717	14,943
AdvanSix, Inc.*	4,453	119,429
AgroFresh Solutions, Inc.*	5,534	11,068
American Vanguard Corp.	4,486	91,559
Amyris, Inc.*	17,196	328,444
Avient Corp.	14,917	705,127
Balchem Corp.	5,248	658,152
Chase Corp.	1,189	138,388
Ferro Corp.*	13,467	227,054
FutureFuel Corp.	4,435	64,440
GCP Applied Technologies, Inc.*	8,007	196,492
H.B. Fuller Co.	8,481	533,540
Hawkins, Inc.	3,026	101,431
Ingevity Corp.*	6,775	511,716
Innospec, Inc.	3,968	407,474
Intrepid Potash, Inc.*	1,624	52,877
Koppers Holdings, Inc.*	3,245	112,796
Kraton Corp.*	5,111	187,011
Kronos Worldwide, Inc.	3,404	52,081
Livent Corp.* (a)	23,933	414,520
Marrone Bio Innovations, Inc.*	10,928	22,839
Minerals Technologies, Inc.	5,562	418,930
Orion Engineered Carbons SA*	9,883	194,893
PQ Group Holdings, Inc.	6,015	100,450
Quaker Chemical Corp.	2,167	528,250
Rayonier Advanced Materials, Inc.*	10,337	93,757
Sensient Technologies Corp.	6,945	541,710
Stepan Co.	3,501	445,012
Trecora Resources*	4,005	31,119
Tredegar Corp. (a)	4,170	62,592
Trinseo SA	6,236	397,046
Tronox Holdings PLC “A”	17,720	324,276
		8,089,416
Construction Materials 0.2%
Forterra, Inc.*	4,807	111,763

Summit Materials, Inc. “A”*	18,678	523,358
U.S. Concrete, Inc.*	2,541	186,306
United States Lime & Minerals, Inc.	355	47,467
		868,894
Containers & Packaging 0.2%
Greif, Inc. “A”	4,162	237,234
Greif, Inc. “B”	1,015	58,099
Myers Industries, Inc.	5,753	113,679
O-i Glass, Inc.	25,500	375,870
Pactiv Evergreen, Inc.	6,214	85,380
Ranpak Holdings Corp. Common St*	4,848	97,251
UFP Technologies, Inc.*	1,043	51,962
		1,019,475
Metals & Mining 1.9%
Alcoa Corp.*	30,540	992,245
Allegheny Technologies, Inc.*	20,700	435,942
Arconic Corp.*	16,220	411,826
Caledonia Mining Corp. PLC (a)	1,984	28,351
Carpenter Technology Corp.	7,755	319,118
Century Aluminum Co.*	8,408	148,485
Cleveland-Cliffs, Inc. (a)	73,172	1,471,489
Coeur Mining, Inc.*	39,488	356,577
Commercial Metals Co.	19,379	597,648
Compass Minerals International, Inc.	5,594	350,856
Ferroglobe Representation & Warranty Insurance Trust* (b)	12,466	0
Gatos Silver, Inc.* (a)	3,851	38,394
Gold Resource Corp.	11,287	29,798
Haynes International, Inc.	2,052	60,883
Hecla Mining Co.	85,039	483,872
Kaiser Aluminum Corp.	2,569	283,875
Materion Corp.	3,270	216,605
Novagold Resources, Inc.*	38,699	339,003
Olympic Steel, Inc.	1,578	46,472
Ryerson Holding Corp.*	2,757	46,979
Schnitzer Steel Industries, Inc. “A”	4,231	176,813
SunCoke Energy, Inc.	13,293	93,184
TimkenSteel Corp.*	7,129	83,766
United States Steel Corp.	42,518	1,112,696
Warrior Met Coal, Inc.	8,243	141,203
Worthington Industries, Inc.	5,681	381,138
		8,647,218
Paper & Forest Products 0.4%
Clearwater Paper Corp.*	2,553	96,044
Domtar Corp.	8,912	329,298
Glatfelter Corp.	7,211	123,669
Louisiana-Pacific Corp.	17,914	993,510
Neenah, Inc.	2,744	140,987
Schweitzer-Mauduit International, Inc.	5,023	245,976
Verso Corp. “A”	5,267	76,846
		2,006,330
Real Estate 5.9%
Equity Real Estate Investment Trusts (REITs) 5.1%
Acadia Realty Trust	13,830	262,355
Agree Realty Corp.	10,191	685,956
Alexander & Baldwin, Inc.	11,769	197,601

Alexander's, Inc. (a)	337	93,450
Alpine Income Property Trust, Inc.	1,136	19,721
American Assets Trust, Inc.	8,258	267,890
American Finance Trust, Inc.	17,533	172,174
Armada Hoffler Properties, Inc.	9,083	113,901
Bluerock Residential Growth REIT, Inc.	3,576	36,153
Broadstone Net Lease, Inc.	5,901	107,988
BRT Apartments Corp.	1,764	29,706
CareTrust REIT, Inc.	15,651	364,434
CatchMark Timber Trust, Inc. “A”	7,559	76,951
Centerspace	2,081	141,508
Chatham Lodging Trust*	7,225	95,081
CIM Commercial Trust Corp.	1,935	24,942
City Office REIT, Inc.	7,116	75,572
Clipper Realty, Inc.	2,541	20,125
Colony Capital, Inc.	78,365	507,805
Columbia Property Trust, Inc.	18,723	320,163
Community Healthcare Trust, Inc.	3,559	164,141
CorEnergy Infrastructure Trust, Inc.	2,385	16,862
CorePoint Lodging, Inc.	6,156	55,589
CTO Realty Growth, Inc.	1,006	52,322
DiamondRock Hospitality Co.*	32,615	335,934
Diversified Healthcare Trust	37,952	181,411
Easterly Government Properties, Inc.	13,300	275,709
EastGroup Properties, Inc.	6,386	914,986
Essential Properties Realty Trust, Inc.	16,991	387,905
Farmland Partners, Inc. (a)	4,375	49,044
Four Corners Property Trust, Inc.	12,038	329,841
Franklin Street Properties Corp.	17,382	94,732
Getty Realty Corp.	5,587	158,224
Gladstone Commercial Corp.	5,292	103,512
Gladstone Land Corp.	3,386	61,964
Global Medical REIT, Inc.	7,351	96,372
Global Net Lease, Inc.	14,778	266,891
Healthcare Realty Trust, Inc.	22,806	691,478
Hersha Hospitality Trust*	5,662	59,734
Independence Realty Trust, Inc.	16,734	254,357
Indus Realty Trust, Inc.	543	32,667
Industrial Logistics Properties Trust	10,476	242,310
Innovative Industrial Properties, Inc. (a)	3,825	689,112
iStar, Inc. (a)	11,822	210,195
Kite Realty Group Trust	13,429	259,045
Lexington Realty Trust	44,740	497,061
LTC Properties, Inc.	6,434	268,426
Mack-Cali Realty Corp. (a)	14,207	219,924
Monmouth Real Estate Investment Corp.	15,539	274,885
National Health Investors, Inc. (a)	7,130	515,356
National Storage Affiliates Trust	10,303	411,399
NETSTREIT Corp.	3,605	66,656
New Senior Investment Group, Inc.	12,772	79,570
NexPoint Residential Trust, Inc.	3,553	163,758
Office Properties Income Trust	7,858	216,252
One Liberty Properties, Inc.	2,425	54,005
Pebblebrook Hotel Trust	21,243	515,992
Physicians Realty Trust	34,037	601,434
Piedmont Office Realty Trust, Inc. “A”	20,227	351,343
Plymouth Industrial Reit, Inc.	3,881	65,395
PotlatchDeltic Corp. (a)	10,691	565,768

Preferred Apartment Communities, Inc. “A”	8,026	79,056
PS Business Parks, Inc.	3,288	508,259
QTS Realty Trust, Inc. “A”	10,471	649,621
Retail Opportunity Investments Corp.	18,865	299,388
Retail Properties of America, Inc.	34,957	366,349
Retail Value, Inc.	2,634	49,282
RLJ Lodging Trust	26,813	415,065
RPT Realty	12,897	147,155
Ryman Hospitality Properties, Inc. *	8,233	638,140
Sabra Health Care REIT, Inc.	33,491	581,404
Safehold, Inc. (a)	2,942	206,234
Saul Centers, Inc.	1,829	73,361
Seritage Growth Properties “A”*	5,449	99,989
Service Properties Trust	26,781	317,623
SITE Centers Corp.	24,984	338,783
STAG Industrial, Inc.	26,085	876,717
Summit Hotel Properties, Inc.*	17,169	174,437
Sunstone Hotel Investors, Inc.	35,096	437,296
Tanger Factory Outlet Centers, Inc. (a)	14,702	222,441
Terreno Realty Corp.	10,968	633,621
The Geo Group, Inc. (a)	18,868	146,416
The Macerich Co.	24,456	286,135
UMH Properties, Inc. (a)	6,130	117,512
Uniti Group, Inc.	31,554	348,041
Universal Health Realty Income Trust	2,076	140,711
Urban Edge Properties	18,934	312,790
Urstadt Biddle Properties “A”	4,590	76,423
Washington Real Estate Investment Trust	13,658	301,842
Whitestone REIT	6,746	65,436
Xenia Hotels & Resorts, Inc.*	18,514	361,023
		23,735,587
Real Estate Management & Development 0.8%
Alset EHome International, Inc.*	579	6,699
Altisource Portfolio Solutions SA*	683	6,277
American Realty Investors, Inc.*	231	2,040
Cushman & Wakefield PLC*	17,921	292,471
EXP World Holdings, Inc.*	8,070	367,588
Fathom Holdings, Inc.*	795	29,121
Forestar Group, Inc.*	2,852	66,395
FRP Holdings, Inc.*	975	47,990
Kennedy-Wilson Holdings, Inc.	19,749	399,127
Marcus & Millichap, Inc.*	3,767	126,948
Maui Land & Pineapple Co., Inc.*	1,307	15,096
Newmark Group, Inc. “A”	23,440	234,517
Rafael Holdings, Inc. “B”*	1,586	63,313
RE/MAX Holdings, Inc. “A”	2,916	114,861
Realogy Holdings Corp.*	18,579	281,100
Redfin Corp.*	16,248	1,081,954
Stratus Properties, Inc.*	1,061	32,361
Tejon Ranch Co.* (a)	3,265	54,656
The RMR Group, Inc. “A”	2,384	97,291
The St. Joe Co.	5,336	228,914
Transcontinental Realty Investors, Inc.*	210	4,519
		3,553,238

Utilities 2.7%
Electric Utilities 0.6%
ALLETE, Inc.	8,475	569,435
Genie Energy Ltd. “B”	2,106	13,352
MGE Energy, Inc.	5,935	423,700
Otter Tail Corp.	6,563	303,014
PNM Resources, Inc.	13,906	682,089
Portland General Electric Co.	14,632	694,581
Spark Energy, Inc. “A”	2,030	21,680
		2,707,851
Gas Utilities 0.8%
Brookfield Infrastructure Corp. “A” (a)	5,183	395,826
Chesapeake Utilities Corp.	2,799	324,908
New Jersey Resources Corp.	15,517	618,663
Northwest Natural Holding Co.	4,957	267,430
ONE Gas, Inc.	8,536	656,504
RGC Resources, Inc.	1,312	29,100
South Jersey Industries, Inc.	16,451	371,463
Southwest Gas Holdings, Inc.	9,295	638,659
Spire, Inc.	8,203	606,120
		3,908,673
Independent Power & Renewable Electricity Producers 0.5%
Atlantic Power Corp.*	14,100	40,749
Brookfield Renewable Corp. “A”	20,960	980,928
Clearway Energy, Inc. “A”	5,734	152,008
Clearway Energy, Inc. “C”	13,533	380,818
Ormat Technologies, Inc.	7,128	559,762
Sunnova Energy International, Inc.*	9,124	372,442
		2,486,707
Multi-Utilities 0.4%
Avista Corp.	11,224	535,946
Black Hills Corp.	10,248	684,259
NorthWestern Corp.	8,274	539,465
Unitil Corp. (a)	2,416	110,387
		1,870,057
Water Utilities 0.4%
American States Water Co.	6,016	454,930
Artesian Resources Corp. “A”	1,382	54,423
Cadiz, Inc.*	3,525	33,805
California Water Service Group	8,053	453,706
Consolidated Water Co., Ltd.	2,551	34,311
Global Water Resources, Inc.	2,087	34,039
Middlesex Water Co.	2,743	216,752
Pure Cycle Corp.*	3,308	44,394
SJW Group	4,273	269,156
Vidler Water Resouces, Inc.*	3,030	26,967
York Water Co.	2,056	100,682
		1,723,165
Total Common Stocks (Cost $303,904,283)		460,977,903

Rights 0.0%
Health Care
GTX, Inc.* (a) (b)	123	252

Tobira Therapeutics, Inc.* (b)	1,687	101
Omthera Pharmaceutical, Inc.* (b)	1,167	700
Total Rights (Cost $355)		1,053
	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.3%
U.S. Treasury Obligations
U.S. Treasury Bills, 0.06% (c), 7/15/2021 (d) (Cost $1,519,734)	1,520,000	1,519,934
	Shares	Value ($)

Securities Lending Collateral 4.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (e) (f) (Cost $21,845,212)	21,845,212	21,845,212

Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 0.04% (e) (Cost $1,714,069)	1,714,069	1,714,069

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $328,983,653)	104.6	486,058,171
Other Assets and Liabilities, Net	(4.6)	(21,330,135)
Net Assets	100.0	464,728,036
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2021 are as follows:
Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2021	Value ($) at 3/31/2021
Securities Lending Collateral 4.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (e) (f)
21,733,499	111,713 (g)	—	—	—	60,219	—	21,845,212	21,845,212
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 0.04% (e)
1,628,225	47,526,553	47,440,709	—	—	729	—	1,714,069	1,714,069
23,361,724	47,638,266	47,440,709	—	—	60,948	—	23,559,281	23,559,281
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2021 amounted to $30,614,077, which is 6.6% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Annualized yield at time of purchase; not a coupon rate.
(d)	At March 31, 2021, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(f)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $9,277,919.
(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At March 31, 2021, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
Russell E-Mini 2000 Index	USD	6/18/2021	35	4,067,311	3,889,375	(177,936)
Currency Abbreviation(s)

USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$460,977,903	$—	$—	$460,977,903
Rights	—	—	1,053	1,053
Government & Agency Obligations	—	1,519,934	—	1,519,934
Short-Term Investments (a)	23,559,281	—	—	23,559,281
Total	$484,537,184	$1,519,934	$1,053	$486,058,171
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(177,936)	$—	$—	$(177,936)
Total	$(177,936)	$—	$—	$(177,936)
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2021 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures Contracts
Equity Contracts	$ (177,936)

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
vit-scif-PH1
R-080548-1 (1/23)